UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number: 811-04997

Exact name of registrant as specified in charter:
Delaware Group® Equity Funds V

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2010

Item 1. Reports to Stockholders

Semiannual report Delaware Small Cap Core Fund May 31, 2010 Core equity mutual fund
This semiannual report is for the information of Delaware Small Cap Core Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Small Cap Core Fund.

The figures in the semiannual report for Delaware Small Cap Core Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Delaware Small Cap Core Fund prospectus contains this and other important information about the Fund. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Small Cap Core Fund at www.delawareinvestments.com.

Manage your investments online

  24-hour access to your account information
  Obtain share prices
  Check your account balance and recent transactions
  Request statements or literature
  Make purchases and redemptions
On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Fund’s prospectus and any supplements thereto for more complete information.

Investments in Delaware Small Cap Core Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Sector allocation and top 10 holdings	3
Statement of net assets	4
Statement of operations	12
Statements of changes in net assets	14
Financial highlights	16
Notes to financial statements	24
Other Fund information	34
About the organization	36

Unless otherwise noted, views expressed herein are current as of May 31, 2010, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period December 1, 2009 to May 31, 2010

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2009 to May 31, 2010.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Small Cap Core Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/09	5/31/10	Expense Ratio	12/1/09 to 5/31/10*
Actual Fund return
Class A	$1,000.00	$1,155.60	1.40%	$7.52
Class C	1,000.00	1,151.10	2.15%	11.53
Class R	1,000.00	1,154.70	1.65%	8.86
Institutional Class	1,000.00	1,156.50	1.15%	6.18
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.95	1.40%	$7.04
Class C	1,000.00	1,014.21	2.15%	10.80
Class R	1,000.00	1,016.70	1.65%	8.30
Institutional Class	1,000.00	1,019.20	1.15%	5.79

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2

Sector allocation and top 10 holdings
Delaware Small Cap Core Fund	As of May 31, 2010

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s designations.

Sector	Percentage of net assets
Common Stock	98.37%
Basic Materials	3.87%
Business Services	5.71%
Capital Goods	10.96%
Communication Services	1.71%
Consumer Discretionary	10.89%
Consumer Services	4.53%
Consumer Staples	1.84%
Energy	4.43%
Financials	13.67%
Health Care	11.72%
Media	1.60%
Real Estate	4.93%
Technology	19.61%
Transportation	1.62%
Utilities	1.28%
Discount Note	1.66%
Securities Lending Collateral	14.24%
Total Value of Securities	114.27%
Obligation to Return Securities Lending Collateral	(14.54%)
Receivables and Other Assets Net of Liabilities	0.27%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 holdings	Percentage of net assets
ULTA Salon Cosmetics & Fragrance	1.02%
Tractor Supply	0.98%
G-III Apparel Group	0.89%
CKE Restaurants	0.88%
HUB Group	0.87%
Informatica	0.86%
United Stationers	0.85%
Anixter International	0.83%
Progress Software	0.83%
Rock-Tenn Class A	0.83%

3

Statement of net assets
Delaware Small Cap Core Fund	May 31, 2010 (Unaudited)

		Number of shares	Value
Common Stock – 98.37%
Basic Materials – 3.87%
†	Kapstone Paper & Packaging	37,400	$413,270
*	Rock-Tenn Class A	11,690	601,567
†	Rockwood Holdings	20,180	523,469
	Schulman (A.)	18,400	408,940
	Silgan Holdings	14,060	401,132
†	Spartech	34,900	464,519
			2,812,897
Business Services – 5.71%
†*	AMN Healthcare Services	37,730	313,914
†*	CRA International	11,620	258,196
	Diamond Management & Technology Consultants	23,200	230,376
†	Kforce	29,250	395,460
†	Lincoln Educational Services	19,930	474,932
*	McGrath RentCorp	10,280	240,141
†*	Metalico	79,600	394,816
†	TeleTech Holdings	24,700	319,371
†	Tetra Tech	15,100	342,242
†*	Titan Machinery	20,250	262,440
	U.S. Ecology	21,180	299,697
†	United Stationers	10,550	616,330
			4,147,915
Capital Goods – 10.96%
*	AAON	16,450	405,986
	Acuity Brands	12,820	527,287
	Applied Industrial Technologies	19,440	536,155
*	Barnes Group	22,600	423,072
†	Chart Industries	22,340	411,503
†	Columbus McKinnon	26,220	429,484
*	Cooper Tire & Rubber	14,600	276,086
	Ducommun	11,800	233,286
	ESCO Technologies	6,500	170,105
†*	Esterline Technologies	10,500	563,430
†	Gibraltar Industries	31,400	411,968
*	Granite Construction	7,100	210,515
†	Kadant	16,800	328,104
	Koppers Holdings	15,720	425,855
	Lufkin Industries	6,790	541,367
†	MYR Group/Delaware	14,300	235,807
†*	Rofin-Sinar Technologies	12,000	286,440

4

		Number of shares	Value
Common Stock (continued)
Capital Goods (continued)
†*	Tenneco	19,200	$425,472
*	Triumph Group	8,320	577,490
†*	Tutor Perini	11,780	262,694
†*	Willbros Group	29,870	277,492
			7,959,598
Communication Services – 1.71%
*	Alaska Communications Systems Group	42,900	354,783
	Atlantic Tele-Network	4,200	175,602
†	IPG Photonics	17,700	297,714
	NTELOS Holdings	23,190	416,261
			1,244,360
Consumer Discretionary – 10.89%
	Big 5 Sporting Goods	20,400	301,716
†	Citi Trends	15,300	521,424
†*	Coldwater Creek	37,900	236,496
†	Collective Brands	23,400	523,692
†*	DSW Class A	17,500	505,400
†*	G-III Apparel Group	22,500	645,075
†*	Gymboree	11,200	499,296
†*	Iconix Brand Group	31,100	505,375
†*	Jo-Ann Stores	12,950	591,556
*	Jones Apparel Group	25,300	496,892
†*	Jos. A. Bank Clothiers	6,000	364,080
†	Perry Ellis International	16,900	406,614
†*	Steven Madden	13,000	438,490
†	Susser Holdings	41,650	417,750
*	Tractor Supply	10,500	711,480
†*	ULTA Salon Cosmetics & Fragrance	29,000	741,820
			7,907,156
Consumer Services – 4.53%
†	AFC Enterprises	41,200	430,952
†*	Bally Technologies	12,940	549,950
†*	Buffalo Wild Wings	9,420	347,598
†*	CEC Entertainment	9,010	364,364
	CKE Restaurants	51,480	636,293
†*	Jack in the Box	26,080	585,235
†	Shuffle Master	45,500	377,650
			3,292,042

5

Statement of net assets
Delaware Small Cap Core Fund

		Number of shares	Value
Common Stock (continued)
Consumer Staples – 1.84%
*	Casey’s General Stores	16,300	$600,981
	J&J Snack Foods	9,000	399,870
†	Prestige Brands Holdings	43,700	337,364
			1,338,215
Energy – 4.43%
*	Berry Petroleum Class A	17,700	544,098
†*	Bristow Group	13,150	427,375
†*	Carrizo Oil & Gas	20,100	356,574
†*	Key Energy Group	46,500	444,540
*	Penn Virginia	13,820	302,520
†*	Pioneer Drilling	40,600	240,758
†	Rosetta Resources	22,100	484,653
†*	Swift Energy	15,000	414,750
			3,215,268
Financials – 13.67%
	Alterra Capital Holdings	20,250	378,878
	American Equity Investment Life Holding	42,700	401,807
	Amtrust Financial Services	23,900	314,763
	Apollo Investment	49,050	511,592
	Ares Capital	39,200	530,768
	Assured Guaranty	24,300	408,240
	Boston Private Financial Holdings	55,200	404,064
	City Holding	13,050	418,775
	Delphi Financial Group Class A	18,500	480,445
	Dime Community Bancshares	42,300	539,747
	First Mercury Financial	22,800	279,528
	Flushing Financial	31,100	421,094
@	Harleysville Group	13,170	429,737
@	Independent Bank (MA)	13,800	334,236
†	optionsXpress Holdings	31,400	503,970
	Park National	5,500	355,850
†	ProAssurance	8,530	502,076
	Prosperity Bancshares	12,500	450,500
	Protective Life	15,160	326,243
	Provident Financial Services	33,840	418,262
†	Texas Capital Bancshares	22,600	412,902

6

		Number of shares	Value
Common Stock (continued)
Financials (continued)
	Trustmark	21,500	$480,955
	Univest Corporation of Pennsylvania	9,800	188,748
	Webster Financial	22,900	438,535
			9,931,715
Health Care – 11.72%
†	Acorda Therapeutics	10,000	343,800
†*	Affymetrix	41,000	268,550
†*	Air Methods	8,100	266,733
†	Align Technology	29,170	435,216
†	Alkermes	45,430	515,857
†	Catalyst Health Solutions	13,090	501,215
†	Celera	51,610	364,883
†*	Conmed	23,940	465,394
†	CryoLife	45,700	236,726
†	Eurand	42,750	382,185
†*	Human Genome Sciences	9,200	227,792
†	Inspire Pharmaceuticals	38,900	221,147
†*	Martek Biosciences	15,200	282,568
†*	Merit Medical Systems	27,690	423,380
†	Odyssey HealthCare	13,000	345,280
†	Onyx Pharmaceuticals	18,590	414,371
†*	PharMerica	20,370	334,068
†*	Quidel	24,700	288,990
†*	Regeneron Pharmaceuticals	20,010	571,685
†	Res-Care	24,200	272,250
†	SonoSite	16,150	469,804
†	Sun Healthcare Group	43,650	397,652
*	West Pharmaceutical Services	12,310	484,399
			8,513,945
Media – 1.60%
†*	Carmike Cinemas	15,300	169,830
†	DG FastChannel	7,800	331,266
*	Meredith	7,500	251,925
	National CineMedia	23,350	408,392
			1,161,413

7

Statement of net assets
Delaware Small Cap Core Fund

		Number of shares	Value
Common Stock (continued)
Real Estate – 4.93%
*	BioMed Realty Trust	29,200	$496,692
	DuPont Fabros Technology	18,200	464,828
*	EastGroup Properties	13,000	480,740
*	Entertainment Properties Trust	12,600	515,844
*	Home Properties	11,110	540,279
*	Sovran Self Storage	14,130	509,104
*	Tanger Factory Outlet Centers	13,800	574,356
			3,581,843
Technology – 19.61%
†*	Amkor Technologies	62,600	426,306
†*	Anixter International	12,750	605,625
†*	Applied Micro Circuits	43,000	474,075
†	Arris Group	34,000	372,980
†*	Atheros Communications	14,000	476,000
†	FARO Technologies	21,990	525,781
	iGate	46,980	548,726
†*	Informatica	24,340	627,972
†	IXYS	44,800	417,536
†*	j2 Global Communications	20,100	465,114
†	JDA Software Group	18,950	506,344
†	Knology	24,650	294,814
†*	Lawson Software	68,450	564,370
†	Liquidity Services	25,500	338,130
†	Netgear	21,510	488,492
	NIC	47,000	305,500
*	Plantronics	10,100	302,394
†*	Progress Software	18,950	605,263
*	Quality Systems	9,250	546,120
†	QuinStreet	22,300	309,747
†*	Rackspace Hosting	19,000	334,400
†	Radiant Systems	36,700	508,662
†	RightNow Technologies	22,300	324,465
†*	SAVVIS	22,750	426,676
†*	Semtech	21,200	373,332
†	Smith Micro Software	8,100	79,785
†*	SolarWinds	19,480	369,341
†	SS&C Technologies Holdings	11,149	181,952
†*	Synaptics	17,820	533,174

8

	Number of shares	Value
Common Stock (continued)
Technology (continued)
† Tekelec	34,390	$492,981
†* ValueClick	42,430	493,461
† ViaSat	16,630	534,322
†* Vocus	24,750	387,585
		14,241,425
Transportation – 1.62%
† Alaska Air Group	6,100	284,870
†* Hawaiian Holdings	36,400	259,168
† HUB Group	20,770	635,562
		1,179,600
Utilities – 1.28%
NorthWestern	15,100	397,734
* Otter Tail	12,970	256,676
* UNITIL	13,090	272,796
		927,206
Total Common Stock (cost $64,099,174)		71,454,598

	Principal amount
≠Discount Note – 1.66%
Federal Home Loan Bank 0.06% 6/1/10	$1,207,009	1,207,009
Total Discount Note (cost $1,207,009)		1,207,009
Total Value of Securities Before Securities
Lending Collateral – 100.03% (cost $65,306,183)		72,661,607

	Number of shares
Securities Lending Collateral** – 14.24%
Investment Companies
Mellon GSL DBT II Collateral Fund	9,368,917	9,368,917
BNY Mellon SL DBT II Liquidating Fund	977,332	965,799
†@Mellon GSL Reinvestment Trust II	214,226	9,105
Total Securities Lending Collateral (cost $10,560,475)		10,343,821

9

Statement of net assets
Delaware Small Cap Core Fund

Total Value of Securities – 114.27%
(cost $75,866,658)	$83,005,428 ©
Obligation to Return Securities
Lending Collateral** – (14.54%)	(10,560,475)
Receivables and Other Assets
Net of Liabilities – 0.27%	194,787
Net Assets Applicable to 7,203,664
Shares Outstanding – 100.00%	$72,639,740

Net Asset Value – Delaware Small Cap Core Fund
Class A ($22,063,310 / 2,184,232 Shares)	$10.10
Net Asset Value – Delaware Small Cap Core Fund
Class C ($8,025,512 / 823,350 Shares)	$9.75
Net Asset Value – Delaware Small Cap Core Fund
Class R ($4,996,949 / 499,780 Shares)	$10.00
Net Asset Value – Delaware Small Cap Core Fund
Institutional Class ($37,553,969 / 3,696,302 Shares)	$10.16

Components of Net Assets at May 31, 2010:
Shares of beneficial interest (unlimited authorization – no par)	$90,269,225
Undistributed net investment income	71,723
Accumulated net realized loss on investments	(24,839,978)
Net unrealized appreciation of investments
and foreign currencies	7,138,770
Total net assets	$72,639,740

†	Non income producing security.
*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to financial statements.”
@	Illiquid security. At May 31, 2010, the aggregate amount of illiquid securities was $773,078 which represented 1.06% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
©	Includes $10,148,613 of securities loaned.

10

Net Asset Value and Offering Price per Share –
Delaware Small Cap Core Fund
Net asset value Class A (A)	$10.10
Sales charge (5.75% of offering price) (B)	0.62
Offering price	$10.72

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

11

Statement of operations
Delaware Small Cap Core Fund	Six Months Ended May 31, 2010 (Unaudited)

Investment Income:
Dividends	$546,187
Interest	428
Securities lending income	30,108
Foreign tax withheld	(22)	$576,701

Expenses:
Management fees	271,211
Dividend disbursing and transfer agent fees and expenses	92,769
Distribution expenses – Class A	36,079
Distribution expenses – Class C	40,595
Distribution expenses – Class R	13,698
Registration fees	25,614
Reports and statements to shareholders	14,933
Accounting and administration expenses	14,381
Audit and tax	7,387
Legal fees	4,398
Dues and services	2,643
Trustees’ fees	2,372
Pricing fees	1,536
Insurance fees	1,219
Custodian fees	1,136
Consulting fees	367
Trustees’ expenses	194	530,532
Less fees waived		(24,181)
Less waived distribution expenses – Class A		(5,992)
Less waived distribution expenses – Class R		(2,275)
Total operating expenses		498,084
Net Investment Income		78,617

Net Realized and Unrealized Gain on Investments
and Foreign Currencies:
Net realized gain on investments		2,015,180
Net change in unrealized appreciation/depreciation of
investments and foreign currencies		7,993,271
Net Realized and Unrealized Gain on Investments
and Foreign Currencies		10,008,451
Net Increase in Net Assets Resulting from Operations		$10,087,068

See accompanying notes

12

Statements of changes in net assets
Delaware Small Cap Core Fund

	Six Months	Year
	Ended	Ended
	5/31/10	11/30/09
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$78,617	$25,115
Net realized gain (loss) on investments and
foreign currencies	2,015,180	(11,634,973)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	7,993,271	24,460,977
Net increase in net assets resulting from operations	10,087,068	12,851,119

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	—	(18,850)
Institutional Class	(17,356)	(108,923)
	(17,356)	(127,773)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,753,941	10,062,961
Class C	429,766	1,721,059
Class R	1,490,947	2,086,498
Institutional Class	4,732,634	7,210,564

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	—	16,791
Institutional Class	17,356	108,923
	9,424,644	21,206,796

14

	Six Months	Year
	Ended	Ended
	5/31/10	11/30/09
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(8,776,869)	$(7,249,016)
Class C	(993,587)	(3,393,126)
Class R	(894,877)	(1,611,578)
Institutional Class	(2,418,332)	(6,069,148)
	(13,083,665)	(18,322,868)
Increase (decrease) in net assets derived from capital
share transactions	(3,659,021)	2,883,928
Net Increase in Net Assets	6,410,691	15,607,274

Net Assets:
Beginning of period	66,229,049	50,621,775
End of period (including undistributed net investment
income of $71,723 and $10,462, respectively)	$72,639,740	$66,229,049

See accompanying notes

15

Financial highlights
Delaware Small Cap Core Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

16

Six Months Ended	Year Ended
5/31/101	11/30/09	11/30/08	11/30/07	11/30/06	11/30/05
(Unaudited)
$8.740	$6.930	$12.150	$13.030	$11.380	$14.600

0.010	0.003	0.019	(0.010)	(0.015)	0.022
1.350	1.815	(4.747)	(0.450)	1.895	1.035
1.360	1.818	(4.728)	(0.460)	1.880	1.057

—	(0.008)	—	—	—	(0.025)
—	—	(0.492)	(0.420)	(0.230)	(4.252)
—	(0.008)	(0.492)	(0.420)	(0.230)	(4.277)

$10.100	$8.740	$6.930	$12.150	$13.030	$11.380

15.56%	25.36%	(40.55% )	(3.62% )	16.83%	9.04%

$22,063	$24,512	$17,529	$41,871	$25,220	$3,863
1.40%	1.45%	1.34%	1.29%	1.26%	1.02%

1.52%	1.63%	1.57%	1.47%	1.73%	2.53%
0.20%	0.04%	0.19%	(0.07% )	(0.13% )	0.20%

0.08%	(0.14% )	(0.04% )	(0.25% )	(0.60% )	(1.31% )
39%	79%	84%	104%	121%	104%

17

Financial highlights
Delaware Small Cap Core Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss3
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return4

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.

See accompanying notes

18

						8/1/052
Six Months Ended	Year Ended					to
5/31/101	11/30/09		11/30/08	11/30/07	11/30/06	11/30/05
(Unaudited)
$8.470	$6.750		$11.940	$12.910	$11.360	$11.590

(0.026)	(0.052)		(0.055)	(0.105)	(0.106)	(0.021)
1.306	1.772		(4.643)	(0.445)	1.886	(0.209)
1.280	1.720		(4.698)	(0.550)	1.780	(0.230)

—	—		(0.492)	(0.420)	(0.230)	—
—	—		(0.492)	(0.420)	(0.230)	—

$9.750	$8.470		$6.750	$11.940	$12.910	$11.360

15.11%	25.48%		(41.03% )	(4.37% )	15.97%	(1.98%	)

$8,026	$7,468		$7,494	$18,697	$11,777	$866
2.15%	2.20%		2.09%	2.04%	2.01%	2.00%

2.22%	2.33%		2.27%	2.17%	2.43%	5.14%
(0.55% )	(0.71%	)	(0.56% )	(0.82% )	(0.88% )	(0.56%	)

(0.62% )	(0.84%	)	(0.74% )	(0.95% )	(1.30% )	(3.71%	)
39%	79%		84%	104%	121%	104%	5

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

5 The portfolio turnover is representative of the Fund for the entire year.

19

Financial highlights
Delaware Small Cap Core Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss3
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return4

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 As of November 30, 2005, the Delaware Small Cap Core Fund Class R had one share outstanding, representing the initial seed purchase. Shareholder data for this class prior to December 1, 2005 is not disclosed because management does not believe it to be meaningful.

3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

20

Six Months Ended	Year Ended
5/31/101	11/30/09		11/30/08	11/30/07	11/30/062
(Unaudited)
$8.660	$6.870		$12.090	$13.000	$11.360

(0.003)	(0.016)		(0.005)	(0.042)	(0.047)
1.343	1.806		(4.723)	(0.448)	1.917
1.340	1.790		(4.728)	(0.490)	1.870

—	—		(0.492)	(0.420)	(0.230)
—	—		(0.492)	(0.420)	(0.230)

$10.000	$8.660		$6.870	$12.090	$13.000

15.47%	26.06%		(40.75% )	(3.86% )	16.78%

$4,997	$3,848		$2,611	$3,100	$215
1.65%	1.70%		1.59%	1.54%	1.51%

1.82%	1.93%		1.87%	1.77%	2.03%
(0.05% )	(0.21%	)	(0.06% )	(0.32% )	(0.38% )

(0.22% )	(0.44%	)	(0.34% )	(0.55% )	(0.90% )
39%	79%		84%	104%	121%

21

Financial highlights
Delaware Small Cap Core Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

22

Six Months Ended	Year Ended
5/31/101	11/30/09	11/30/08	11/30/07	11/30/06	11/30/05
(Unaudited)
$8.790	$6.970	$12.190	$13.040	$11.390	$14.600

0.022	0.022	0.044	0.023	0.015	0.031
1.353	1.830	(4.772)	(0.453)	1.895	1.036
1.375	1.852	(4.728)	(0.430)	1.910	1.067

(0.005)	(0.032)	—	—	(0.030)	(0.025)
—	—	(0.492)	(0.420)	(0.230)	(4.252)
(0.005)	(0.032)	(0.492)	(0.420)	(0.260)	(4.277)

$10.160	$8.790	$6.970	$12.190	$13.040	$11.390

15.65%	25.78%	(40.41% )	(3.38% )	17.13%	9.14%

$37,554	$30,401	$22,988	$31,176	$15,482	$6,645
1.15%	1.20%	1.09%	1.04%	1.01%	0.94%

1.22%	1.33%	1.27%	1.17%	1.43%	2.23%
0.45%	0.29%	0.44%	0.18%	0.12%	0.28%

0.38%	0.16%	0.26%	0.05%	(0.30% )	(1.01% )
39%	79%	84%	104%	121%	104%

23

Notes to financial statements
Delaware Small Cap Core Fund	May 31, 2010 (Unaudited)

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund, Delaware Small Cap Core Fund and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Core Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are

24

“more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2006 — November 30, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At May 31, 2010, the Fund held no investments in repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended May 31, 2010.

25

Notes to financial statements
Delaware Small Cap Core Fund

1. Significant Accounting Policies (continued)

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended May 31, 2010.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Effective March 30, 2010, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan and certain other expenses) do not exceed 1.15% of average daily net assets of the Fund through March 30, 2011. Prior to March 30, 2010, DMC had voluntarily agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) did not exceed 1.15% of average daily net assets of the Fund. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended May 31, 2010, the Fund was charged $1,808 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the C shares

26

and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through March 30, 2011, in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

At May 31, 2010, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$45,928
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	4,574
Distribution fees payable to DDLP	14,023
Other expenses payable to DMC and affiliates*	7,416

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2010, the Fund was charged $870 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended May 31, 2010, DDLP earned $2,763 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2010, DDLP received gross CDSC commissions of $0 and $354 on redemption of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2010, the Fund made purchases of $13,652,972 and sales of $17,880,637 of investment securities other than short-term investments.

At May 31, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2010, the cost of investments was $77,977,525. At May 31, 2010, the net unrealized appreciation was $5,027,903, of which $10,023,035 related to unrealized appreciation of investments and $4,995,132 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability.

27

Notes to financial statements
Delaware Small Cap Core Fund

3. Investments (continued)

Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$71,454,598	$—	$—	$71,454,598
Short-Term	—	1,207,009	—	1,207,009
Securities Lending Collateral	9,368,917	965,799	9,105	10,343,821
Total	$80,823,515	$2,172,808	$9,105	$83,005,428

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 11/30/09	$9,105
Net change in unrealized appreciation/depreciation	—
Balance as of 5/31/10	$9 105

Net change in unrealized appreciation/depreciation from
investments still held as of 5/31/10	$—

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending November 30, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

28

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2010 and the year ended November 30, 2009 was as follows:

	Six Months	Year
	Ended	Ended
	5/31/10*	11/30/09
Ordinary income	$17,356	$127,773

*Tax information for the period ended May 31, 2010 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$90,269,225
Undistributed ordinary income	71,723
Realized gains 12/1/09 – 5/31/10	1,667,606
Capital loss carryforwards as of 11/30/09	(24,396,717)
Unrealized appreciation of investments and foreign currencies	5,027,903
Net assets	$72,639,740

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

The undistributed earnings for the Fund are estimated pending final notification of the tax character of distributions received from investments in REITs.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at November 30, 2009 will expire as follows: $14,747,189 expires in 2016 and $9,649,528 expires in 2017.

For the six months ended May 31, 2010, the Fund had capital gains of $1,667,606, which may reduce the capital loss carryforwards.

29

Notes to financial statements
Delaware Small Cap Core Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	5/31/10	11/30/09
Shares sold:
Class A	274,100	1,272,014
Class C	45,384	237,544
Class R	148,435	273,019
Institutional Class	468,988	942,754

Shares issued upon reinvestment of dividends and distributions:
Class A	—	2,392
Institutional Class	1,846	15,472
	938,753	2,743,195
Shares repurchased:
Class A	(894,042)	(1,000,945)
Class C	(104,108)	(465,821)
Class R	(92,892)	(208,639)
Institutional Class	(234,731)	(797,017)
	(1,325,773)	(2,472,422)
Net increase (decrease)	(387,020)	270,773

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Fund had no amounts outstanding as of May 31, 2010 or at any time during the period then ended.

30

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Fund’s previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund will not make additional investments of cash collateral in the Liquidating Fund; the Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans

31

Notes to financial statements
Delaware Small Cap Core Fund

8. Securities Lending (continued)

collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At May 31, 2010, the value of the securities on loan was $10,148,613, for which cash collateral was received and invested in accordance with the Lending Agreement. At May 31, 2010, the value of invested collateral was $10,343,821. Such investments are presented on the statement of net assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended May 31, 2010. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

32

11. Sale of Delaware Investments to Macquarie Group

On August 18, 2009, Lincoln National Corporation (former parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreement between DMC and the Fund. On January 4, 2010, the new investment management agreement between DMC and the Fund that was approved by the shareholders became effective.

12. Subsequent Events

Management has determined no material events or transactions occurred subsequent to May 31, 2010 that would require recognition or disclosure in the Fund’s financial statements.

33

Other Fund information
(Unaudited)
Delaware Small Cap Core Fund

Proxy Results

At a Joint Special Meeting of Shareholders of Delaware Group Equity Funds (Trust), on behalf of Delaware Dividend Income Fund, Delaware Small Cap Value Fund and Delaware Small Cap Core Fund (hereinafter each, a “Fund” and collectively, the “Funds”) held on November 12, 2009 and reconvened on December 4, 2009 for Delaware Dividend Income Fund and Delaware Small Cap Value Fund only, and reconvened on January 7, 2010 for Delaware Small Cap Value Fund only, and March 16, 2010, the shareholders of each Fund voted to (i) elect a Board of Trustees for each Trust; and to (ii) approve new investment advisory agreements between each Trust, on behalf of the respective Fund, and Delaware Management Company, respectively. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, John A. Fry, Anthony D. Knerr, Lucinda S. Landreth, Ann R. Leven, Thomas F. Madison, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

		% of	% of		% of	% of
		Outstanding	Shares		Outstanding	Shares
	Shares Voted For	Shares	Voted	Shares Withheld	Shares	Voted
Thomas L. Bennett	37,264,611.899	58.255	96.44	1,374,076.546	2.149	3.556
Patrick P. Coyne	37,249,306.218	58.232	96.404	1,389,382.227	2.172	3.596
John A. Fry	37,265,698.875	58.257	96.477	1,372,989.570	2.147	3.553
Anthony D. Knerr	37,079,372.299	57.966	95.964	1,559,316.146	2.438	4.036
Lucinda S. Landreth	37,235,460.590	58.210	96.368	1,403,227.855	2.194	3.632
Ann R. Leven	37,233,331.862	58.207	96.363	1,405,356.583	2.197	3.637
Thomas F. Madison	37,245,056.953	58.225	96.393	1,393,631.492	2.179	3.607
Janet L. Yeomans	37,245,703.155	58.226	96.395	1,392,985.290	2.178	3.605
J. Richard Zecher	37,083,400.494	57.972	95.975	1,555,287.951	2.432	4.025

2.	To approve a new investment advisory agreement between each Trust, on behalf of the respective Fund, and Delaware Management Company.

Delaware Small Cap Core Fund
Shares Voted For	2,801,870.969
Percentage of Outstanding Shares	38.987%
Percentage of Shares Voted	71.208%
Shares Voted Against	32,844.100
Percentage of Outstanding Shares	0.457%
Percentage of Shares Voted	0.835%
Shares Abstained	27,726.331
Percentage of Outstanding Shares	0.386%
Percentage of Shares Voted	0.704%
Broker Non-Votes	1,072,330.816

34

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (“E&Y”) has resigned as the independent registered public accounting firm for Delaware Group® Equity Funds V (the “Fund”) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Fund, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLC (“PwC”) to serve as the independent registered public accounting firm for the Fund for the fiscal year ending November 30, 2010. During the fiscal years ended November 30, 2008 and November 30, 2009, E&Y’s audit reports on the financial statements of the Fund did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Fund and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Fund nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements.

35

About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall
College
Lancaster, PA

	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Small Cap Core Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Small Cap Core Fund and the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

36

Semiannual report Delaware Dividend Income Fund May 31, 2010 Value equity mutual fund
This semiannual report is for the information of Delaware Dividend Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Dividend Income Fund.

The figures in the semiannual report for Delaware Dividend Income Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Delaware Dividend Income Fund prospectus contains this and other important information about the Fund. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Dividend Income Fund at www.delawareinvestments.com.

Manage your investments online

  24-hour access to your account information
  Obtain share prices
  Check your account balance and recent transactions
  Request statements or literature
  Make purchases and redemptions
On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Fund’s prospectus and any supplements thereto for more complete information.

Investments in Delaware Dividend Income Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Security type and top 10 equity holdings	3
Statement of net assets	6
Statement of operations	30
Statements of changes in net assets	32
Financial highlights	34
Notes to financial statements	44
Other Fund information	59
About the organization	61

Unless otherwise noted, views expressed herein are current as of May 31, 2010, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period December 1, 2009 to May 31, 2010

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2009 to May 31, 2010.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Dividend Income Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/09	5/31/10	Expense Ratio	12/1/09 to 5/31/10*
Actual Fund return
Class A	$1,000.00	$1,029.00	1.27%	$6.42
Class B	1,000.00	1,025.30	2.02%	10.20
Class C	1,000.00	1,025.30	2.02%	10.20
Class R	1,000.00	1,026.70	1.52%	7.68
Institutional Class	1,000.00	1,030.30	1.02%	5.16
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.60	1.27%	$6.39
Class B	1,000.00	1,014.86	2.02%	10.15
Class C	1,000.00	1,014.86	2.02%	10.15
Class R	1,000.00	1,017.35	1.52%	7.64
Institutional Class	1,000.00	1,019.85	1.02%	5.14

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Security type and top 10 equity holdings
Delaware Dividend Income Fund	As of May 31, 2010

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type	Percentage of net assets
Common Stock	41.11%
Consumer Discretionary	2.34%
Consumer Staples	5.34%
Diversified REITs	0.66%
Energy	5.48%
Financials	3.63%
Health Care	6.98%
Health Care REITs	0.70%
Hotel REITs	0.03%
Industrial REITs	0.03%
Industrials	2.29%
Information Technology	4.11%
Mall REITs	0.72%
Materials	1.06%
Mortgage REITs	0.28%
Multifamily REITs	0.88%
Office REITs	0.47%
Self-Storage REITs	0.53%
Shopping Center REITs	0.43%
Single Tenant REITs	0.09%
Specialty REITs	0.28%
Telecommunications	2.27%
Utilities	2.51%
Convertible Preferred Stock	2.91%
Commercial Mortgage-Backed Securities	0.21%

Security type and top 10 equity holdings
Delaware Dividend Income Fund

Security type	Percentage of net assets
Convertible Bonds	21.32%
Aerospace & Defense	0.94%
Banking, Finance & Insurance	0.38%
Basic Materials	2.42%
Building & Materials	0.83%
Computers & Technology	5.87%
Energy	0.56%
Health Care & Pharmaceuticals	4.31%
Leisure, Lodging & Entertainment	1.09%
Real Estate	0.86%
Retail	0.43%
Telecommunications	2.77%
Transportation	0.56%
Utilities	0.30%
Corporate Bonds	24.72%
Basic Industry	2.27%
Brokerage	0.28%
Capital Goods	2.06%
Consumer Cyclical	2.82%
Consumer Non-Cyclical	2.11%
Energy	3.02%
Financials	1.96%
Media	2.16%
Real Estate	0.08%
Services Cyclical	2.41%
Services Non-Cyclical	0.79%
Technology & Electronics	0.52%
Telecommunications	3.22%
Utilities	1.02%

Security type	Percentage of net assets
Leveraged Non-Recourse Security	0.00%
Residual Interest Trust Certificate	0.00%
Senior Secured Loans	0.64%
Exchange-Traded Funds	1.90%
Limited Partnership	0.19%
Preferred Stock	0.26%
Right	0.01%
Warrant	0.00%
U.S. Treasury Obligation	0.01%
Discount Note	4.60%
Securities Lending Collateral	10.85%
Total Value of Securities	108.73%
Obligation to Return Securities Lending Collateral	(11.05%)
Receivables and Other Assets Net of Liabilities	2.32%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Merck	1.06%
Cardinal Health	1.04%
CVS Caremark	1.03%
Comcast Class A	1.03%
Lowe’s	1.02%
Travelers	1.02%
Waste Management	1.02%
ConocoPhillips	1.01%
Edison International	1.01%
Progress Energy	1.01%

Statement of net assets
Delaware Dividend Income Fund	May 31, 2010 (Unaudited)

		Number of shares	Value
Common Stock – 41.11%
Consumer Discretionary – 2.34%
*†	Autoliv	1,200	$57,000
±	Bayerische Motoren Werke	1,944	88,960
	Comcast Class A	213,500	3,862,216
†	DIRECTV Class A	6,350	239,332
*±	Don Quijote	2,900	74,838
±	Esprit Holdings	5,500	31,040
±	ITOCHU	9,689	79,787
	Lowe’s	153,900	3,809,025
*±	PPR	490	57,673
*±	Publicis Groupe	2,101	86,245
±	Round One	5,000	33,948
±	Techtronic Industries	87,500	76,113
*±	Toyota Motor	3,200	115,855
±	Vivendi	3,550	76,348
±	Yue Yuen Industrial Holdings	21,500	65,049
			8,753,429
Consumer Staples – 5.34%
	Archer-Daniels-Midland	144,500	3,651,515
±	Coca-Cola Amatil	7,798	71,266
	ConAgra Foods	50,000	1,209,000
	CVS Caremark	111,600	3,864,708
±	Greggs	9,423	61,012
	Kimberly-Clark	60,500	3,672,350
	Kraft Foods Class A	127,200	3,637,920
±	Metro	1,395	72,933
±	Parmalat	31,927	76,330
*	Safeway	165,800	3,670,812
			19,987,846
Diversified REITs – 0.66%
±	Champion REIT	641,000	289,756
	Colonial Properties Trust	11,600	174,928
*	Digital Realty Trust	13,000	739,830
*	Investors Real Estate Trust	29,900	261,027
±	Stockland	73,900	239,688
*	Vornado Realty Trust	9,906	769,498
			2,474,727

		Number of shares	Value
Common Stock (continued)
Energy – 5.48%
	Chevron	50,700	$3,745,209
±	CNOOC	56,000	86,407
	ConocoPhillips	73,100	3,790,966
	Exxon Mobil	25,000	1,511,500
	Marathon Oil	118,500	3,684,165
±	National Grid	7,868	56,798
	National Oilwell Varco	98,700	3,763,431
	Petroleo Brasiliero ADR	2,100	65,037
*±	Total	663	30,713
	Williams	191,200	3,776,200
			20,510,426
Financials – 3.63%
	Allstate	122,800	3,761,364
*±	AXA	4,088	66,505
±	Banco Santander	7,956	80,050
	Bank of New York Mellon	134,600	3,661,120
	CVB Financial	100,000	993,000
±	Mitsubishi UFJ Financial Group	16,500	79,891
*±	Nordea Bank	7,711	62,829
	Solar Capital	43,800	934,692
±	Standard Chartered	3,334	78,425
	Travelers	76,900	3,804,243
*±	UniCredit	37,081	76,923
			13,599,042
Health Care – 6.98%
†	Alliance HealthCare Services	29,989	166,739
±	AstraZeneca	755	31,724
	Bristol-Myers Squibb	158,300	3,674,143
	Cardinal Health	112,800	3,890,472
	Covidien	75,000	3,179,250
	Johnson & Johnson	62,600	3,649,580
	Merck	118,000	3,975,420
±	Novartis	1,677	75,606
	Pfizer	243,438	3,707,561
	Quest Diagnostics	70,900	3,739,975
*±	Sanofi-Aventis	544	32,563
			26,123,033

Statement of net assets
Delaware Dividend Income Fund

		Number of shares	Value
Common Stock (continued)
Health Care REITs – 0.70%
	Cogdell Spencer	48,000	$322,080
*	HCP	17,200	547,992
	Health Care REIT	4,900	211,092
	Nationwide Health Properties	11,400	404,586
*	Ventas	24,100	1,131,495
			2,617,245
Hotel REITs – 0.03%
	Hersha Hospitality Trust	23,500	113,505
			113,505
Industrial REITs – 0.03%
*	DCT Industrial Trust	24,800	120,032
			120,032
Industrials – 2.29%
±	Asahi Glass	9,000	94,424
±	Chaoda Modern Agriculture Holdings	78,000	74,942
*±	Cie de Saint-Gobain	1,504	57,084
†*	Delta Air Lines	46	625
±	Deutsche Post	6,961	103,354
*±	Finmeccanica	6,400	66,412
†	Flextronics International	19,100	125,296
±	Koninklijke Philips Electronics	2,734	81,056
†	Mobile Mini	7,124	113,984
	Northrop Grumman	61,900	3,744,331
†=∏	PT Holdings	1,110	11
±	Singapore Airlines	8,000	80,887
*±	Teleperformance	2,854	78,500
±†	Tomkins	22,448	78,747
±	Vallourec	322	58,969
*	Waste Management	117,000	3,803,669
			8,562,291
Information Technology – 4.11%
†	CGI Group Class A	11,419	178,456
±	HTC	6,000	81,022
	Intel	173,800	3,722,796
	International Business Machines	29,900	3,745,274
†	Motorola	551,100	3,775,035
±	Nokia	6,488	65,173

		Number of shares	Value
Common Stock (continued)
Information Technology (continued)
†*	Sohu.com	1,700	$75,140
*	Xerox	401,800	3,740,758
			15,383,654
Mall REITs – 0.72%
	CBL & Associates Properties	16,000	228,640
	Macerich	11,108	459,427
	Simon Property Group	20,963	1,782,484
	Taubman Centers	5,600	226,744
			2,697,295
Materials – 1.06%
	Agrium	900	49,401
±	ArcelorMittal	1,491	45,003
	duPont (E.I.) deNemours	104,600	3,783,382
†	Golden Minerals	42	338
*±	Lafarge	955	54,460
*	Vale ADR	1,900	51,661
			3,984,245
Mortgage REITs – 0.28%
	Chimera Investment	35,500	139,870
*	Cypress Sharpridge Investments	25,400	332,486
	Starwood Property Trust	30,600	557,838
			1,030,194
Multifamily REITs – 0.88%
	American Campus Communities	24,700	661,219
	Apartment Investment & Management	8,100	167,103
	Associated Estates Realty	16,700	228,957
	AvalonBay Communities	7,000	686,420
	Camden Property Trust	10,300	470,092
	Equity Residential	24,000	1,083,120
			3,296,911
Office REITs – 0.47%
*	Alexandria Real Estate Equities	4,200	275,436
*	Boston Properties	10,200	782,136
*	Government Properties Income Trust	12,000	319,440
	SL Green Realty	6,100	379,969
			1,756,981

Statement of net assets
Delaware Dividend Income Fund

		Number of shares	Value
Common Stock (continued)
Self-Storage REITs – 0.53%
	Public Storage	21,500	$1,992,835
			1,992,835
Shopping Center REITs – 0.43%
	Cedar Shopping Centers	17,400	119,538
*	Federal Realty Investment Trust	4,000	294,800
*	Inland Real Estate	36,600	304,878
*	Kimco Realty	21,800	311,740
*	Ramco-Gershenson Properties Trust	10,200	110,262
	Saul Centers	5,900	226,265
*	Urstadt Biddle Properties Class A	15,400	257,796
			1,625,279
Single Tenant REITs – 0.09%
*	National Retail Properties	15,300	336,294
			336,294
Specialty REITs – 0.28%
*	Entertainment Properties Trust	20,343	832,842
*	Plum Creek Timber	6,200	217,124
			1,049,966
Telecommunications – 2.27%
	AT&T	155,300	3,773,789
†=	Century Communications	1,625,000	0
	Chunghwa Telecom ADR	3,481	66,348
*	Frontier Communications	86,800	690,060
†	GeoEye	2,450	77,837
±	Telstra	12,719	31,665
	TELUS	2,624	95,951
	Verizon Communications	135,100	3,717,952
±	Vodafone Group	19,483	38,589
			8,492,191
Utilities – 2.51%
	American Water Works	50,000	1,017,000
	Edison International	117,000	3,786,120
†	Mirant	448	5,564
	NorthWestern	31,200	821,808
	Progress Energy	98,100	3,785,679
			9,416,171
Total Common Stock (cost $170,868,020)			153,923,592

	Number of shares	Value
Convertible Preferred Stock – 2.91%
Banking, Finance & Insurance – 0.91%
Aspen Insurance Holdings 5.625%
exercise price $29.28, expiration date 12/31/49	37,800	$2,024,663
Citigroup 7.50% exercise price $3.94,
expiration date 12/15/12	11,300	1,351,932
@ Fannie Mae 8.75% exercise price $32.45,
expiration date 5/13/11	25,000	37,750
		3,414,345
Energy – 0.79%
* El Paso Energy Capital Trust I 4.75%
exercise price $41.59, expiration date 3/31/28	39,900	1,436,400
Whiting Petroleum 6.25% exercise price $43.42,
expiration date 12/31/49	7,300	1,509,202
		2,945,602
Health Care & Pharmaceuticals – 0.60%
Merck 6.00% exercise price $57.43,
expiration date 8/13/10	184	45,614
Mylan 6.50% exercise price $17.08,
expiration date 11/15/10	1,875	2,205,937
		2,251,551
Telecommunications – 0.61%
Lucent Technologies Capital Trust I 7.75%
exercise price $24.80, expiration date 3/15/17	3,000	2,280,750
		2,280,750
Total Convertible Preferred Stock (cost $12,717,591)		10,892,248

	Principal amount
Commercial Mortgage-Backed Securities – 0.21%
• Bear Stearns Commercial Mortgage Securities
Series 2007-T28 A4 5.742% 9/11/42	$500,000	512,651
• Morgan Stanley Capital I Series 2007-T27 A4
5.649% 6/11/42	250,000	256,596
Total Commercial Mortgage-Backed Securities
(cost $722,773)		769,247

Statement of net assets
Delaware Dividend Income Fund

	Principal amount	Value
Convertible Bonds – 21.32%
Aerospace & Defense – 0.94%
# AAR 144A 1.75% exercise price $29.43,
expiration date 2/1/26	$1,150,000	$1,058,000
L-3 Communications Holdings
3.00% exercise price 98.94,
expiration date 8/1/35	930,000	945,113
*#144A 3.00% exercise price $98.94,
expiration date 8/1/35	1,500,000	1,524,375
		3,527,488
Banking, Finance & Insurance – 0.38%
* Jefferies Group 3.875% exercise price $39.20,
expiration date 11/1/29	1,480,000	1,430,050
		1,430,050
Basic Materials – 2.42%
# Owens-Brockway Glass Container 144A 3.00%
exercise price $47.47, expiration date 6/1/15	4,000,000	3,880,000
Rayonier TRS Holdings 3.75% exercise price $54.81
expiration date 10/15/12	1,810,000	1,880,138
# Sino-Forest 144A 5.00% exercise price $20.29,
expiration date 8/1/13	2,970,000	3,292,987
		9,053,125
Building & Materials – 0.83%
ArvinMeritor 4.00% exercise price $26.73,
expiration date 2/15/27	2,910,000	2,371,650
Beazer Homes USA 4.625% exercise price $49.64,
expiration date 6/15/24	715,000	721,256
		3,092,906
Computers & Technology – 5.87%
Advanced Micro Devices 6.00%
exercise price $28.08, expiration date 5/1/15	1,930,000	1,881,750
#144A 6.00% exercise price $28.08,
expiration date 5/1/15	3,385,000	3,300,375
Euronet Worldwide 3.50% exercise price $40.48,
expiration date 10/15/25	4,055,000	3,796,493
Hutchinson Technology 3.25%
exercise price $36.43, expiration date 1/14/26	1,540,000	1,301,300
Intel 2.95% exercise price $31.14,
expiration date 12/15/35	1,790,000	1,760,913

		Principal amount	Value
Convertible Bonds (continued)
Computers & Technology (continued)
	Linear Technology 3.00% exercise price $45.36,
	expiration date 5/1/27	$3,155,000	$3,151,056
#	Rovi 144A 2.625% exercise price $47.36,
	expiration date 2/15/40	3,010,000	3,055,150
*	SanDisk 1.00% exercise price $82.35,
	expiration date 5/15/13	2,750,000	2,488,750
	VeriSign 3.25% exercise price $34.37,
	expiration date 8/15/37	1,340,000	1,259,600
			21,995,387
Energy – 0.56%
	Chesapeake Energy 2.25% exercise price $85.89,
	expiration date 12/15/38	1,950,000	1,421,063
*	Peabody Energy 4.75% exercise price $58.44,
	expiration date 12/15/41	670,000	675,025
			2,096,088
Health Care & Pharmaceuticals – 4.31%
	Allergan
	*1.50% exercise price $63.33,
	expiration date 4/1/26	600,000	663,750
	#144A 1.50% exercise price $63.33,
	expiration date 4/1/26	1,935,000	2,140,594
	Amgen
	0.375% exercise price $79.48,
	expiration date 2/1/13	1,850,000	1,833,813
	#144A 0.375% exercise price $79.48,
	expiration date 2/1/13	775,000	768,219
Φ	Hologic 2.00% exercise price $38.59,
	expiration date 12/15/37	3,250,000	2,790,937
	Inverness Medical Innovations 3.00% exercise price
	$43.98, expiration date 5/15/16	1,680,000	1,698,900
	LifePoint Hospitals 3.25% exercise price $61.22,
	expiration date 8/15/25	2,660,000	2,530,324
	Medtronic 1.625% exercise price $54.79,
	expiration date 4/15/13	3,630,000	3,698,062
			16,124,599

Statement of net assets
Delaware Dividend Income Fund

	Principal amount	Value
Convertible Bonds (continued)
Leisure, Lodging & Entertainment – 1.09%
# Gaylord Entertainment 144A 3.75%
exercise price $27.25, expiration date 10/1/14	$1,985,000	$2,300,118
International Game Technology 3.25%
exercise price $19.97, expiration date 5/1/14	1,410,000	1,704,338
Live Nation Entertainment 2.875%
exercise price $27.14, expiration date 7/15/27	110,000	95,975
		4,100,431
Real Estate – 0.86%
# Digital Realty Trust 144A 5.50%
exercise price $43.00, expiration date 4/15/29	1,185,000	1,657,519
# Lexington Realty Trust 144A 6.00%
exercise price $7.09, expiration date 1/15/30	1,510,000	1,564,647
		3,222,166
Retail – 0.43%
Pantry 3.00% exercise price $50.09,
expiration date 11/15/12	1,755,000	1,605,825
		1,605,825
Telecommunications – 2.77%
Alaska Communication System Group 5.75%
exercise price $12.90, expiration date 3/1/13	2,312,000	2,179,060
Leap Wireless International 4.50%
exercise price $93.21, expiration date 7/15/14	1,913,000	1,614,094
Level 3 Communications 5.25%
exercise price $3.98, expiration date 12/15/11	2,250,000	2,171,250
NII Holdings 3.125% exercise price $118.32,
expiration date 6/15/12	2,755,000	2,548,375
SBA Communications 4.00% exercise price $30.38,
expiration date 10/1/14	1,460,000	1,845,075
		10,357,854
Transportation – 0.56%
Bristow Group 3.00% exercise price $77.34,
expiration date 6/14/38	2,500,000	2,103,125
		2,103,125

		Principal amount	Value
Convertible Bonds (continued)
Utilities – 0.30%
	Dominion Resources 2.125% exercise price $35.44,
	expiration date 12/15/23	$1,000,000	$1,128,750
			1,128,750
Total Convertible Bonds (cost $76,872,277)			79,837,794

Corporate Bonds – 24.72%
Basic Industry – 2.27%
*	AK Steel 7.625% 5/15/20	165,000	163,763
*#	Algoma Acquisition 144A 9.875% 6/15/15	646,000	604,010
#*	Appleton Papers 144A 10.50% 6/15/15	495,000	452,925
	Century Aluminum 8.00% 5/15/14	464,050	450,709
#	Essar Steel Algoma 144A 9.375% 3/15/15	55,000	56,650
#	FMG Finance 144A 10.625% 9/1/16	985,000	1,088,424
*	Hexion US Finance 9.75% 11/15/14	890,000	854,400
*	Lyondell Chemical 11.00% 5/1/18	275,000	292,875
#	MacDermid 144A 9.50% 4/15/17	1,169,000	1,177,767
	Millar Western Forest Products 7.75% 11/15/13	280,000	247,800
	NewPage
	*11.375% 12/31/14	55,000	51,700
	#144A 11.375% 12/31/14	534,000	501,960
•	Noranda Aluminium Acquisition PIK
	5.373% 5/15/15	373,219	305,106
	Novelis
	7.25% 2/15/15	105,000	98,942
	11.50% 2/15/15	286,000	311,740
#*	PE Paper Escrow 144A 12.00% 8/1/14	290,000	318,072
=@	Port Townsend 7.32% 8/27/12	325,364	235,889
	Ryerson
	•7.719% 11/1/14	339,000	317,389
	12.00% 11/1/15	547,000	559,308
*#	Steel Dynamics 144A 7.625% 3/15/20	420,000	417,900
			8,507,329
Brokerage – 0.28%
	E Trade Financial PIK 12.50% 11/30/17	930,000	1,036,950
			1,036,950

Statement of net assets
Delaware Dividend Income Fund

		Principal amount	Value
Corporate Bonds (continued)
Capital Goods – 2.06%
	AMH Holdings 11.25% 3/1/14	$442,000	$442,000
#	Associated Materials 144A 9.875% 11/15/16	64,000	69,120
#*	Cemex Espana Luxembourg 9.25% 5/12/20	375,000	322,500
#	DAE Aviation Holdings 144A 11.25% 8/1/15	410,000	413,075
*	Graham Packaging Capital I 9.875% 10/15/14	511,000	517,388
#	International Wire Group 144A 9.75% 4/15/15	485,000	483,181
	Intertape Polymer 8.50% 8/1/14	396,000	324,720
*	Manitowoc 9.50% 2/15/18	585,000	577,688
*	NXP BV Funding 9.50% 10/15/15	550,000	475,063
#	Plastipak Holdings 144A 10.625% 8/15/19	276,000	302,220
#	Ply Gem Industries 144A 13.125% 7/15/14	595,000	603,925
	Pregis 12.375% 10/15/13	846,000	837,539
*	RBS Global/Rexnord 11.75% 8/1/16	696,000	730,799
*	Solo Cup 8.50% 2/15/14	262,000	243,005
#	Susser Holdings/Finance 144A 8.50% 5/15/16	215,000	213,388
	Thermadyne Holdings 11.50% 2/1/14	523,000	539,344
	Thermo Fisher Scientific 3.20% 5/1/15	50,000	50,886
#	Trimas 144A 9.75% 12/15/17	455,000	464,100
#	USG 144A 9.75% 8/1/14	109,000	114,723
			7,724,664
Consumer Cyclical – 2.82%
#*	Allison Transmission 144A 11.00% 11/1/15	582,000	611,100
	American Axle & Manufacturing 7.875% 3/1/17	766,000	681,740
	Ames True Temper 10.00% 7/15/12	340,000	329,800
	ArvinMeritor
	*8.125% 9/15/15	612,000	570,690
	10.625% 3/15/18	310,000	319,300
	Beazer Homes USA 8.125% 6/15/16	795,000	731,399
	Burlington Coat Factory Investment Holdings
	14.50% 10/15/14	900,000	949,499
*	Ford Motor 7.45% 7/16/31	705,000	630,975
	Ford Motor Credit 12.00% 5/15/15	500,000	583,046
‡	General Motors 7.20% 1/15/11	1,015,000	319,725
	GMAC 8.00% 12/31/18	615,000	584,250
	Interface
	9.50% 2/1/14	59,000	60,623
	#144A 11.375% 11/1/13	204,000	228,990

		Principal amount	Value
Corporate Bonds (continued)
Consumer Cyclical (continued)
	K Hovnanian Enterprises
	6.25% 1/15/15	$155,000	$122,450
	7.50% 5/15/16	291,000	219,705
#	Landry’s Restaurants 144A 11.625% 12/1/15	555,000	581,363
	M/I Homes 6.875% 4/1/12	281,000	274,678
#	Norcraft Finance 144A 10.50% 12/15/15	409,000	431,495
	Norcraft Holdings 9.75% 9/1/12	282,000	258,383
*	OSI Restaurant Partners 10.00% 6/15/15	317,000	312,245
	Quiksilver 6.875% 4/15/15	810,000	712,799
*	Rite Aid 9.375% 12/15/15	323,000	267,283
	Standard Pacific
	8.375% 5/15/18	160,000	154,000
	10.75% 9/15/16	314,000	342,260
*	Tenneco 8.625% 11/15/14	269,000	267,655
			10,545,453
Consumer Non-Cyclical – 2.11%
*	Abbott Laboratories 4.125% 5/27/20	90,000	90,733
	Accellent 10.50% 12/1/13	409,000	396,730
#	Alliance One International 144A 10.00% 7/15/16	394,000	403,850
*	Amgen 5.70% 2/1/19	30,000	33,994
#	Anheuser-Busch InBev Worldwide 144A
	3.625% 4/15/15	55,000	55,536
	Bausch & Lomb 9.875% 11/1/15	209,000	214,225
	Baxter International 4.50% 8/15/19	35,000	36,678
	Biomet 11.625% 10/15/17	508,000	544,830
#	BioScrip 144A 10.25% 10/1/15	545,000	534,100
#	Cott Beverages 144A 8.375% 11/15/17	355,000	359,438
	Dean Foods 7.00% 6/1/16	295,000	272,506
	DJO Finance 11.75% 11/15/14	385,000	395,588
	Inverness Medical Innovations 9.00% 5/15/16	257,000	253,788
	JBS USA 11.625% 5/1/14	268,000	295,631
#	JohnsonDiversey Holdings 144A 10.50% 5/15/20	803,000	867,239
	Life Technologies 6.00% 3/1/20	3,000	3,182
	Medco Health Solutions 7.125% 3/15/18	35,000	41,050
#	Mylan 144A 7.875% 7/15/20	130,000	130,813
	Novartis Capital 4.40% 4/24/20	15,000	15,550
#	Novasep Holding 144A 9.75% 12/15/16	610,000	595,131
	Pfizer 6.20% 3/15/19	45,000	52,359

Statement of net assets
Delaware Dividend Income Fund

		Principal amount	Value
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
#*	Quintiles Transnational PIK 144A 9.50% 12/30/14	$264,000	$264,000
#	Roche Holdings 144A 6.00% 3/1/19	55,000	62,286
	Smithfield Foods 7.75% 7/1/17	315,000	297,675
#	Tops Markets 144A 10.125% 10/15/15	317,000	328,888
*	Universal Hospital Services PIK 8.50% 6/1/15	302,000	291,430
#	Viskase 144A 9.875% 1/15/18	555,000	563,325
*	Yankee Acquisition 9.75% 2/15/17	454,000	459,675
	Zimmer Holdings 4.625% 11/30/19	35,000	35,947
			7,896,177
Energy – 3.02%
#	Antero Resources Finance 144A 9.375% 12/1/17	441,000	434,385
#	Aquilex Holdings 144A 11.125% 12/15/16	414,000	416,070
	Chesapeake Energy 9.50% 2/15/15	320,000	348,000
	Complete Production Service 8.00% 12/15/16	318,000	314,820
	Copano Energy/Finance 7.75% 6/1/18	167,000	159,485
*#	Crosstex Energy/Finance 144A 8.875% 2/15/18	455,000	450,450
#	Drummond 144A 9.00% 10/15/14	550,000	550,000
*	EOG Resources 4.40% 6/1/20	45,000	45,589
#	Global Geophysical Services 144A 10.50% 5/1/17	230,000	221,950
*	Headwaters 11.375% 11/1/14	282,000	285,525
#	Helix Energy Solutions Group 144A 9.50% 1/15/16	611,000	601,835
*#	Hercules Offshore 144A 10.50% 10/15/17	500,000	467,500
#	Hilcorp Energy I/Finance 144A 8.00% 2/15/20	545,000	531,375
#	Holly 144A 9.875% 6/15/17	488,000	495,320
	International Coal Group 9.125% 4/1/18	275,000	276,375
*	Key Energy Services 8.375% 12/1/14	552,000	552,000
#	Linn Energy/Finance 144A 8.625% 4/15/20	390,000	388,050
#	Murray Energy 144A 10.25% 10/15/15	441,000	441,000
*#	NFR Energy 144A 9.75% 2/15/17	575,000	540,500
	OPTI Canada
	7.875% 12/15/14	653,000	558,315
	8.25% 12/15/14	360,000	309,600
	Petrohawk Energy 7.875% 6/1/15	505,000	491,744
	Petroleum Development 12.00% 2/15/18	539,000	557,865
#	Pioneer Drilling 144A 9.875% 3/15/18	265,000	263,675
	Quicksilver Resources 7.125% 4/1/16	826,000	749,594

		Principal amount	Value
Corporate Bonds (continued)
Energy (continued)
#	SandRidge Energy 144A
	*8.75% 1/15/20	$341,000	$310,310
	9.875% 5/15/16	460,000	455,400
	TransCanada PipeLines
	3.40% 6/1/15	80,000	80,582
	•6.35% 5/15/67	5,000	4,542
#	Woodside Finance 144A 4.50% 11/10/14	5,000	5,199
			11,307,055
Financials – 1.96%
•	American International Group 8.175% 5/15/58	945,000	744,188
	Capital One Capital V 10.25% 8/15/39	757,000	818,505
#	Cemex Finance 144A 9.50% 12/14/16	620,000	568,850
	City National Capital Trust I 9.625% 2/1/40	559,000	570,745
•	Genworth Financial 6.15% 11/15/66	1,031,000	724,278
#•	HBOS Capital Funding 144A 6.071% 6/29/49	550,000	396,000
•#	ILFC E-Capital Trust II 144A 6.25% 12/21/65	815,000	501,225
#	International Lease Finance 144A 8.75% 3/15/17	275,000	252,313
#•	Liberty Mutual Group 144A 7.00% 3/15/37	705,000	548,293
	Nuveen Investments 10.50% 11/15/15	784,000	709,520
#	Penson Worldwide 144A 12.50% 5/15/17	320,000	318,800
#•	Rabobank Nederland 144A 11.00% 12/29/49	720,000	875,843
∏•	XL Capital 6.50% 12/31/49	370,000	262,700
	Zions Bancorporation 5.65% 5/15/14	42,000	39,328
			7,330,588
Media – 2.16%
	Affinion Group 11.50% 10/15/15	268,000	278,050
	Cablevision Systems
	*8.00% 4/15/20	60,000	59,400
	#144A 8.625% 9/15/17	272,000	274,720
#	CCO Holdings/Capital 144A
	*7.875% 4/30/18	120,000	118,350
	8.125% 4/30/20	150,000	149,250
#	Charter Communications Operating/Capital 144A
	10.875% 9/15/14	225,000	246,938
	Clear Channel Communications 10.75% 8/1/16	500,000	372,500
#*	Columbus International 144A 11.50% 11/20/14	570,000	607,050
	DISH DBS 7.875% 9/1/19	550,000	558,250
#	Gray Television 144A 10.50% 6/29/15	505,000	479,750

Statement of net assets
Delaware Dividend Income Fund

		Principal amount	Value
Corporate Bonds (continued)
Media (continued)
#	MDC Partners 144A 11.00% 11/1/16	$291,000	$312,825
*#	Nexstar Broadcasting 144A 8.875% 4/15/17	525,000	522,375
	Nielsen Finance
	10.00% 8/1/14	302,000	308,418
	11.625% 2/1/14	184,000	197,800
	*Ω12.50% 8/1/16	242,000	225,060
#	Sinclair Television Group 144A 9.25% 11/1/17	437,000	434,815
#	Sitel/Finance 144A 11.50% 4/1/18	540,000	515,700
#	Terremark Worldwide 144A 12.25% 6/15/17	501,000	571,140
#*	Umbrella Acquisition PIK 144A 9.75% 3/15/15	363,113	310,008
#	Univision Communications 144A 12.00% 7/1/14	405,000	437,400
#	UPC Holding 144A 9.875% 4/15/18	280,000	284,200
#	XM Satellite Radio 144A 13.00% 8/1/13	760,000	835,999
			8,099,998
Real Estate – 0.08%
	*Felcor Lodging 10.00% 10/1/14	286,000	287,430
			287,430
Services Cyclical – 2.41%
#	Ashtead Capital 144A 9.00% 8/15/16	320,000	320,000
	Avis Budget Car Rental
	*7.75% 5/15/16	152,000	142,120
	#144A 9.625% 3/15/18	375,000	376,875
	Burlington Northern Santa Fe 4.70% 10/1/19	60,000	61,709
#	Delta Air Lines 144A 12.25% 3/15/15	500,000	521,250
#*	Equinox Holdings 144A 9.50% 2/1/16	610,000	600,850
*#	General Maritime 144A 12.00% 11/15/17	579,000	596,370
	Harrah’s Operating
	*10.00% 12/15/18	110,000	87,450
	#144A 10.00% 12/15/18	678,000	539,010
#	Kansas City Southern de Mexico 144A
	*8.00% 2/1/18	240,000	240,900
	12.50% 4/1/16	140,000	162,400
*#	MCE Finance 144A 10.25% 5/15/18	300,000	300,000
	MGM MIRAGE
	7.50% 6/1/16	435,000	350,175
	*#144A 11.375% 3/1/18	1,108,000	1,030,439
*	Mohegan Tribal Gaming Authority
	6.875% 2/15/15	136,000	99,620
	7.125% 8/15/14	396,000	295,020

		Principal amount	Value
Corporate Bonds (continued)
Services Cyclical (continued)
#	NCL 144A 11.75% 11/15/16	$286,000	$307,450
‡@	Northwest Airlines 10.00% 2/1/11	265,000	994
*#	Peninsula Gaming 144A 10.75% 8/15/17	580,000	574,200
#	Pinnacle Entertainment 144A 8.75% 5/15/20	290,000	269,700
*	RSC Equipment Rental
	9.50% 12/1/14	551,000	526,205
	#144A 10.25% 11/15/19	27,000	26,055
*#	ServiceMaster PIK 144A 10.75% 7/15/15	286,000	287,430
#	Shingle Springs Tribal Gaming Authority 144A
	9.375% 6/15/15	625,000	490,625
#	United Air Lines 144A 12.00% 11/1/13	780,000	801,450
			9,008,297
Services Non-Cyclical – 0.79%
#	Alion Science & Technology 144A 12.00% 11/1/14	440,954	440,944
	Casella Waste Systems 9.75% 2/1/13	568,000	559,479
#	Radiation Therapy Services 144A 9.875% 4/15/17	545,000	531,375
#	Radnet Management 144A 10.375% 4/1/18	545,000	501,128
	Select Medical 7.625% 2/1/15	389,000	367,605
•	US Oncology Holdings PIK 6.643% 3/15/12	606,000	559,035
			2,959,566
Technology & Electronics – 0.52%
#	Aspect Software 144A 10.625% 5/15/17	215,000	214,194
*	First Data 9.875% 9/24/15	602,000	493,640
*#	MagnaChip Semiconductor/Finance 144A
	10.50% 4/15/18	400,000	412,500
*	Sanmina-SCI 8.125% 3/1/16	395,000	378,213
*	SunGard Data Systems 10.25% 8/15/15	437,000	444,101
			1,942,648
Telecommunications – 3.22%
=@‡	Allegiance Telecom 11.75% 2/15/11	10,000	0
	Cisco Systems 4.45% 1/15/20	60,000	61,725
#	Clearwire Communications 144A 12.00% 12/1/15	606,000	590,850
*	Cricket Communications 10.00% 7/15/15	370,000	381,100
*#	Digicel 144A 8.25% 9/1/17	385,000	379,225
#	Digicel Group 144A 8.875% 1/15/15	490,000	476,525
*#	GCI 144A 8.625% 11/15/19	388,000	378,300
#	Global Crossing 144A 12.00% 9/15/15	369,000	404,055
#	GXS Worldwide 144A 9.75% 6/15/15	559,000	526,858

Statement of net assets
Delaware Dividend Income Fund

		Principal amount	Value
Corporate Bonds (continued)
Telecommunications (continued)
	Intelsat Bermuda 11.25% 2/4/17	$692,000	$685,079
#	Level 3 Financing 144A 10.00% 2/1/18	365,000	323,025
*	MetroPCS Wireless 9.25% 11/1/14	421,000	435,735
	NII Capital 10.00% 8/15/16	541,000	581,575
*	PAETEC Holding 8.875% 6/30/17	263,000	261,028
#	Primus Telecommunications Holding 144A
	13.00% 12/15/16	297,000	298,485
	Sprint Capital 8.75% 3/15/32	906,000	867,494
	Telecom Italia Capital 5.25% 10/1/15	5,000	5,002
	Telesat Canada
	11.00% 11/1/15	285,000	310,650
	12.50% 11/1/17	456,000	517,560
	ViaSat 8.875% 9/15/16	296,000	300,440
*	Virgin Media 6.50% 11/15/16	2,511,000	2,856,262
	Virgin Media Finance 8.375% 10/15/19	380,000	380,950
*	West 11.00% 10/15/16	427,000	433,405
#	Wind Acquisition Finance 144A
	11.75% 7/15/17	200,000	205,000
	12.00% 12/1/15	395,000	408,825
			12,069,153
Utilities – 1.02%
	AES Energy 7.75% 3/1/14	356,000	357,780
#	American Transmission Systems 144A
	5.25% 1/15/22	5,000	5,231
	Dynegy Holdings 7.75% 6/1/19	669,000	486,698
*	Edison Mission Energy 7.00% 5/15/17	377,000	256,831
	Elwood Energy 8.159% 7/5/26	590,275	562,237
*	Energy Future Holdings 10.875% 11/1/17	275,000	203,500
	Jersey Central Power & Light 5.625% 5/1/16	55,000	59,089
*	Mirant Americas Generation 8.50% 10/1/21	665,000	611,801
	NRG Energy 7.375% 2/1/16	226,000	219,220
	PacifiCorp 5.50% 1/15/19	85,000	93,704
•	Puget Sound Energy 6.974% 6/1/67	402,000	368,579
	TXU 5.55% 11/15/14	427,000	301,786
*	Texas Competitive Electric Holdings
	10.25% 11/1/15	400,000	270,000
	Xcel Energy 4.70% 5/15/20	40,000	40,481
			3,836,937
Total Corporate Bonds (cost $90,496,586)			92,552,245

		Principal amount	Value
	Leveraged Non-Recourse Security – 0.00%
#w@	JPMorgan Fixed Income Pass Through Trust
	Series 2007-B 144A 0.003% 1/15/87	$1,300,000	$0
	Total Leveraged Non-Recourse Security (cost $1,105,000)		0

	Residual Interest Trust Certificate – 0.00%
w#=@	Auction Pass Through Trust Series 2007-6 144A	175,000	0
	Total Residual Interest Trust Certificate (cost $190,466)		0

	«Senior Secured Loans – 0.64%
	BWAY Holding Bridge Term Tranche Loan
	9.50% 12/30/11	1,060,000	1,060,000
	Chester Downs & Marina Term Tranche Loan
	12.375% 12/31/16	303,188	303,188
	PQ Term Tranche Loan 6.73% 7/30/15	720,000	658,800
	Texas Competitive Electric Holdings Term Tranche
	Loan B2 3.729% 10/10/14	487,778	376,603
	Total Senior Secured Loans (cost $2,321,063)		2,398,591

		Number of shares
	Exchange-Traded Funds – 1.90%
	Energy Select Sector SPDR Fund	10,100	535,805
	iShares Dow Jones US Real Estate Index Fund	74,975	3,745,001
*†	SPDR Gold Trust	23,800	2,829,820
	Total Exchange-Traded Funds (cost $6,874,357)		7,110,626

	Limited Partnership – 0.19%
	Brookfield Infrastructure Partners	45,000	705,600
	Total Limited Partnership (cost $815,451)		705,600

	Preferred Stock – 0.26%
	Banking, Finance & Insurance – 0.01%
*†	Freddie Mac 6.02%	33,000	28,050
			28,050
	Industrials – 0.00%
=†	Port Townsend	222	0
			0

Statement of net assets
Delaware Dividend Income Fund

	Number of shares	Value
Preferred Stock (continued)
Real Estate – 0.25%
Developers Diversified Realty 7.50%	10,850	$231,648
SL Green Realty 7.625%	13,400	311,282
Vornado Realty Trust 6.625%	18,900	410,697
† W2007 Grace Acquisitions Series B 8.75%	20,900	6,270
		959,897
Total Preferred Stock (cost $2,447,313)		987,947

Right – 0.01%
± National Grid	10,291	20,416
Total Right (cost $0)		20,416

Warrant – 0.00%
†= Port Townsend	222	2
Total Warrant (cost $5,328)		2

	Principal amount
U.S. Treasury Obligation – 0.01%
U.S. Treasury Bond 4.625% 2/15/40	$50,000	53,398
Total U.S. Treasury Obligation (cost $54,714)		53,398

≠Discount Note – 4.60%
Federal Home Loan Bank 0.06% 6/1/10	17,209,127	17,209,127
Total Discount Note (cost $17,209,127)		17,209,127

Total Value of Securities Before Securities
Lending Collateral – 97.88% (cost $382,700,066)		366,460,833

	Number of shares
Securities Lending Collateral** – 10.85%
Investment Companies
Mellon GSL DBT II Collateral Fund	36,574,206	36,574,206
BNY Mellon SL DBT II Liquidating Fund	4,057,261	4,009,386
†@Mellon GSL Reinvestment Trust II	741,807	31,527
Total Securities Lending Collateral (cost $41,373,274)		40,615,119

Total Value of Securities – 108.73%
(cost $424,073,340)	$407,075,952 ©
Obligation to Return Securities
Lending Collateral** – (11.05%)	(41,373,274)
Receivables and Other Assets
Net of Liabilities – 2.32%	8,704,485
Net Assets Applicable to 40,484,543
Shares Outstanding – 100.00%	$374,407,163

Net Asset Value – Delaware Dividend Income Fund
Class A ($184,143,758 / 19,910,277 Shares)	$9.25
Net Asset Value – Delaware Dividend Income Fund
Class B ($30,566,316 / 3,306,077 Shares)	$9.25
Net Asset Value – Delaware Dividend Income Fund
Class C ($146,466,200 / 15,837,938 Shares)	$9.25
Net Asset Value – Delaware Dividend Income Fund
Class R ($3,440,122 / 372,119 Shares)	$9.24
Net Asset Value – Delaware Dividend Income Fund
Institutional Class ($9,790,767 / 1,058,132 Shares)	$9.25

Components of Net Assets at May 31, 2010:
Shares of beneficial interest (unlimited authorization – no par)	$565,984,594
Accumulated net investment loss	(563,757)
Accumulated net realized loss on investments	(173,697,818)
Net unrealized depreciation of investments and foreign currencies	(17,315,856)
Total net assets	$374,407,163

†	Non income producing security.
‡	Non income producing security. Security is currently in default.
•	Variable rate security. The rate shown is the rate as of May 31, 2010. Interest rates reset periodically.
Φ	Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at May 31, 2010.
w
Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

Statement of net assets
Delaware Dividend Income Fund

#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2010, the aggregate amount of Rule 144A securities was $67,839,865, which represented 18.12% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

±
Security is being valued based on international fair value pricing. At May 31, 2010, the aggregate amount of international fair value priced securities was $3,465,978, which represented 0.93% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

«
Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at May 31, 2010.

@	Illiquid security. At May 31, 2010, the aggregate amount of illiquid securities was $306,160, which represented 0.08% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
=
Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2010, the aggregate amount of fair valued securities was $235,902, which represented 0.06% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

*	Fully or partially on loan.
**	See Note 9 in “Notes to financial statements.”
©	Includes $40,641,019 of securities loaned.
∏
Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At May 31, 2010, the aggregate amount of restricted securities was $262,711 or 0.07% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
≠	The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:
ADR — American Depositary Receipts
AUD — Australian Dollar
CAD — Canadian Dollar
CDS — Credit Default Swap
CHF — Swiss Franc
EUR — European Monetary Unit
GBP — British Pound Sterling
HKD — Hong Kong Dollar
JPY — Japanese Yen
PIK — Pay-in-kind
REIT — Real Estate Investment Trust
SEK — Swedish Krona
SGD — Singapore Dollar
USD — United States Dollar

Net Asset Value and Offering Price Per Share –
Delaware Dividend Income Fund
Net asset value Class A (A)	$9.25
Sales charge (5.75% of offering price) (B)	0.56
Offering price	$9.81

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

1The following foreign currency exchange contracts and swap contracts were outstanding at May 31, 2010:

Foreign Currency Exchange Contracts

					Unrealized
Contracts to Deliver		In Exchange For		Settlement Date	Depreciation
AUD	(274,745)	USD	229,714	6/1/10	$(2,723)
CAD	(24,325)	USD	22,955	6/1/10	(155)
CHF	(194,580)	USD	167,021	6/1/10	(831)
EUR	(2,474,117)	USD	3,018,917	6/1/10	(17,211)
GBP	(602,634)	USD	868,274	6/2/10	(2,839)
HKD	(5,571,228)	USD	715,030	6/1/10	(403)
JPY	(113,362,163)	USD	1,246,286	6/1/10	(547)
JPY	(3,168,077)	USD	34,696	6/2/10	(149)
SEK	(1,119,568)	USD	140,603	6/1/10	(1,921)
SGD	(268,798)	USD	190,921	6/2/10	(148)
					$(26,927)

Statement of net assets
Delaware Dividend Income Fund

Swap Contract CDS Contract
		Annual
Swap Counterparty &		Protection	Termination	Unrealized
Referenced Obligation	Notional Value	Payments	Date	Depreciation
Protection Purchased:
Morgan Stanley
CDX.NA.HY.14	$9,000,000	5.00%	6/20/15	$(248,890)

The use of foreign currency exchange contracts and swap contract involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized depreciation is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.“

See accompanying notes

Statement of operations
Delaware Dividend Income Fund	Six Months Ended May 31, 2010 (Unaudited)

Investment Income:
Dividends	$3,366,892
Interest	7,332,936
Security lending income	55,474
Other income	152,982
Foreign tax withheld	(24,216)	$10,884,068

Expenses:
Management fees	1,280,364
Distribution expenses – Class A	297,174
Distribution expenses – Class B	165,162
Distribution expenses – Class C	773,829
Distribution expenses – Class R	10,100
Dividend disbursing and transfer agent fees and expenses	468,433
Accounting and administration expenses	78,344
Reports and statements to shareholders	40,544
Registration fees	32,100
Legal fees	22,038
Custodian fees	20,675
Dues and services	18,473
Audit and taxes	17,434
Trustees’ fees	13,063
Pricing fees	12,652
Insurance fees	7,236
Consulting fees	1,937
Trustees’ expenses	1,079	3,260,637
Less waived distribution expenses – Class A		(49,408)
Less waived distribution expenses – Class R		(1,682)
Total operating expenses		3,209,547
Net Investment Income		7,674,521

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign Currencies:
Net realized loss on:
Investments	$(3,575,079)
Foreign currencies	(166,809)
Swap contracts	(2,297)
Net realized loss	(3,744,185)
Net change in unrealized appreciation/depreciation of
investments and foreign currencies	7,185,893
Net Realized and Unrealized Gain on Investments
and Foreign Currencies	3,441,708

Net Increase in Net Assets Resulting from Operations	$11,116,229

See accompanying notes

Statements of changes in net assets
Delaware Dividend Income Fund

	Six Months	Year
	Ended	Ended
	5/31/10	11/30/09
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$7,674,521	$17,578,394
Net realized loss on investments and
foreign currencies	(3,744,185)	(53,161,362)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	7,185,893	154,880,590
Net increase in net assets resulting
from operations	11,116,229	119,297,622

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4,405,194)	(11,269,677)
Class B	(620,360)	(1,738,087)
Class C	(2,906,459)	(7,856,161)
Class R	(69,634)	(135,325)
Institutional Class	(140,538)	(153,038)
	(8,142,185)	(21,152,288)
Capital Share Transactions:
Proceeds from shares sold:
Class A	13,335,576	25,368,703
Class B	140,546	611,762
Class C	9,749,316	10,000,150
Class R	484,551	643,574
Institutional Class	8,576,829	206,608

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	3,503,275	9,114,015
Class B	508,479	1,446,023
Class C	2,352,713	6,477,496
Class R	69,633	135,324
Institutional Class	107,456	137,924
	38,828,374	54,141,579

	Six Months	Year
	Ended	Ended
	5/31/10	11/30/09
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(35,197,959)	$(63,105,023)
Class B	(4,093,591)	(9,471,851)
Class C	(21,855,970)	(46,639,349)
Class R	(200,407)	(332,458)
Institutional Class	(981,616)	(910,528)
	(62,329,543)	(120,459,209)
Decrease in net assets derived from
capital share transactions	(23,501,169)	(66,317,630)
Net Increase (Decrease) in Net Assets	(20,527,125)	31,827,704

Net Assets:
Beginning of period	394,934,288	363,106,584
End of period (including accumulated net
investment loss and undistributed net investment
income of $(563,757) and $51,281, respectively)	$374,407,163	$394,934,288

See accompanying notes

Financial highlights
Delaware Dividend Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/101	11/30/09	11/30/08	11/30/07	11/30/06	11/30/05
(Unaudited)
$9.190	$7.010	$12.030	$12.590	$11.140	$11.050

0.200	0.407	0.400	0.456	0.422	0.450
0.070	2.247	(4.595)	(0.529)	1.551	0.081
0.270	2.654	(4.195)	(0.073)	1.973	0.531

(0.210)	(0.474)	(0.489)	(0.426)	(0.457)	(0.360)
—	—	(0.336)	(0.061)	(0.066)	(0.081)
(0.210)	(0.474)	(0.825)	(0.487)	(0.523)	(0.441)

$9.250	$9.190	$7.010	$12.030	$12.590	$11.140

2.90%	39.35%	(37.15% )	(0.72% )	18.34%	4.89%

$184,144	$200,720	$179,588	$450,620	$398,124	$285,159
1.27%	1.17%	1.00%	1.00%	1.01%	1.00%

1.32%	1.36%	1.26%	1.17%	1.23%	1.27%
4.25%	5.22%	3.92%	3.60%	3.64%	4.05%

4.20%	5.03%	3.66%	3.43%	3.42%	3.78%
110%	69%	51%	52%	51%	85%

Financial highlights
Delaware Dividend Income Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/101	11/30/09	11/30/08	11/30/07	11/30/06	11/30/05
(Unaudited)
$9.190	$7.010	$12.020	$12.580	$11.130	$11.040

0.165	0.348	0.324	0.360	0.335	0.367
0.071	2.248	(4.590)	(0.528)	1.552	0.079
0.236	2.596	(4.266)	(0.168)	1.887	0.446

(0.176)	(0.416)	(0.408)	(0.331)	(0.371)	(0.275)
—	—	(0.336)	(0.061)	(0.066)	(0.081)
(0.176)	(0.416)	(0.744)	(0.392)	(0.437)	(0.356)

$9.250	$9.190	$7.010	$12.020	$12.580	$11.130

2.53%	38.47%	(37.72% )	(1.38% )	17.46%	4.09%

$30,566	$33,725	$32,534	$78,235	$77,757	$57,904
2.02%	1.92%	1.75%	1.75%	1.76%	1.75%

2.02%	2.06%	1.96%	1.87%	1.93%	1.97%
3.50%	4.47%	3.17%	2.85%	2.89%	3.30%

3.50%	4.33%	2.96%	2.73%	2.72%	3.08%
110%	69%	51%	52%	51%	85%

Financial highlights
Delaware Dividend Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/101	11/30/09	11/30/08	11/30/07	11/30/06	11/30/05
(Unaudited)
$9.190	$7.010	$12.030	$12.580	$11.130	$11.040

0.165	0.348	0.323	0.360	0.335	0.367
0.071	2.248	(4.599)	(0.518)	1.552	0.079
0.236	2.596	(4.276)	(0.158)	1.887	0.446

(0.176)	(0.416)	(0.408)	(0.331)	(0.371)	(0.275)
—	—	(0.336)	(0.061)	(0.066)	(0.081)
(0.176)	(0.416)	(0.744)	(0.392)	(0.437)	(0.356)

$9.250	$9.190	$7.010	$12.030	$12.580	$11.130

2.53%	38.27%	(37.63% )	(1.38% )	17.46%	4.09%

$146,466	$155,028	$146,769	$402,782	$269,274	$165,663
2.02%	1.92%	1.75%	1.75%	1.76%	1.75%

2.02%	2.06%	1.96%	1.87%	1.93%	1.97%
3.50%	4.47%	3.17%	2.85%	2.89%	3.30%

3.50%	4.33%	2.96%	2.73%	2.72%	3.08%
110%	69%	51%	52%	51%	85%

Financial highlights
Delaware Dividend Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/101	11/30/09	11/30/08	11/30/07	11/30/06	11/30/05
(Unaudited)
$9.190	$7.010	$12.020	$12.580	$11.130	$11.040

0.189	0.387	0.374	0.424	0.394	0.416
0.060	2.246	(4.585)	(0.528)	1.551	0.078
0.249	2.633	(4.211)	(0.104)	1.945	0.494

(0.199)	(0.453)	(0.463)	(0.395)	(0.429)	(0.323)
—	—	(0.336)	(0.061)	(0.066)	(0.081)
(0.199)	(0.453)	(0.799)	(0.456)	(0.495)	(0.404)

$9.240	$9.190	$7.010	$12.020	$12.580	$11.130

2.67%	39.15%	(37.39% )	(0.88% )	18.06%	4.55%

$3,440	$3,067	$1,928	$6,220	$4,275	$1,429
1.52%	1.42%	1.25%	1.25%	1.26%	1.30%

1.62%	1.66%	1.56%	1.47%	1.53%	1.57%
4.00%	4.97%	3.67%	3.35%	3.39%	3.75%

3.90%	4.73%	3.36%	3.13%	3.12%	3.48%
110%	69%	51%	52%	51%	85%

Financial highlights
Delaware Dividend Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/101	11/30/09	11/30/08	11/30/07	11/30/06	11/30/05
(Unaudited)
$9.190	$7.010	$12.040	$12.600	$11.140	$11.050

0.212	0.426	0.425	0.488	0.452	0.477
0.070	2.246	(4.602)	(0.528)	1.559	0.082
0.282	2.672	(4.177)	(0.040)	2.011	0.559

(0.222)	(0.492)	(0.517)	(0.459)	(0.485)	(0.388)
—	—	(0.336)	(0.061)	(0.066)	(0.081)
(0.222)	(0.492)	(0.853)	(0.520)	(0.551)	(0.469)

$9.250	$9.190	$7.010	$12.040	$12.600	$11.140

3.03%	39.68%	(37.04% )	(0.46% )	18.72%	5.16%

$9,791	$2,394	$2,288	$5,384	$2,656	$941
1.02%	0.92%	0.75%	0.75%	0.76%	0.75%

1.02%	1.06%	0.96%	0.87%	0.93%	0.97%
4.50%	5.47%	4.17%	3.85%	3.89%	4.30%

4.50%	5.33%	3.96%	3.73%	3.72%	4.08%
110%	69%	51%	52%	51%	85%

Notes to financial statements
Delaware Dividend Income Fund	May 31, 2010 (Unaudited)

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund, Delaware Small Cap Core Fund and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Dividend Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek to provide high current income and an investment that has the potential for capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2006 – November 30, 2009), and has concluded that no position for federal income tax is required in the Fund’s financial statements

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At May 31, 2010, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Notes to financial statements
Delaware Dividend Income Fund

1. Significant Accounting Policies (continued)

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $6,186 for the six months ended May 31, 2010. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended May 31, 2010.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Effective March 30, 2010, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan and certain other expenses) do not exceed 1.07% of average daily net assets of the Fund through March 30, 2011. Prior to March 30, 2010, DMC had voluntarily agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) did not exceed 1.07% of average daily net assets of the Fund. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended May 31, 2010, the Fund was charged $ 9,849 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through March 30, 2011 in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

At May 31, 2010, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$211,625
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	33,049
Distribution fees payable to DDLP	196,759
Other expenses payable to DMC and affiliates*	39,632

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

Notes to financial statements
Delaware Dividend Income Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2010, the Fund was charged $ 3,409 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended May 31, 2010, DDLP earned $35,689 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2010 DDLP received gross CDSC commissions of $-, $25,780 and $3,414 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2010, the Fund made purchases of $203,228,177 and sales of $254,323,828 of investment securities other than U.S. government securities and short-term investments. For the six months ended May 31, 2010, the Fund made purchases of $5,252,467 and sales of $5,154,141 of long-term U.S. government securities.

At May 31, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2010, the cost of investments was $429,780,275. At May 31, 2010, the net unrealized depreciation was $22,704,323 of which $16,564,030 related to unrealized appreciation of investments and $39,268,353 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2010:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$—	$769,247	$—	$769,247
Common Stock	150,478,019	3,445,562	11	153,923,592
Corporate Debt	1,509,202	182,371,140	1,800,536	185,680,878
Investment Companies	7,110,626	—	—	7,110,626
U.S. Treasury Obligations	53,398	—	—	53,398
Short-Term	—	17,209,127	—	17,209,127
Securities Lending Collateral	36,574,206	4,009,386	31,527	40,615,119
Other	705,600	1,002,093	6,272	1,713,965
Total	$196,431,051	$208,806,555	$1,838,346	$407,075,952

Foreign Currency
Exchange Contracts	$—	$(26,927)	$—	$(26,927)
Swap Contract	$—	$(248,890)	$—	$(248,890)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

			Securities
	Corporate	Common	Lending		Total
	Debt	Stock	Collateral	Other	Fund
Balance as of 11/30/09	$235,890	$11	$31,527	$228,204	$495,632
Purchases	1,510,000	—	—	—	1,510,000
Sales	(42)	—	—	(235,095)	(235,137)
Net realized loss	—	—	—	(58,665)	(58,665)
Net change in unrealized
appreciation/depreciation	54,688	—	—	71,828	126,516
Balance as of 5/31/10	$1,800,536	$11	$31,527	$6,272	$1,838,346

Net change in unrealized
appreciation/depreciation
from investments still held
as of 5/31/10	$54,688	$—	$—	$13,250	$67,938

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending November 30, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

Notes to financial statements
Delaware Dividend Income Fund

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2010 and the year ended November 30, 2009 was as follows:

	Six Months	Year
	Ended	Ended
	5/31/10*	11/30/09
Ordinary income	$8,142,185	$21,152,288

*Tax information for the period ended May 31, 2010 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$565,984,594
Undistributed ordinary income	2,993,534
Realized gains 12/1/09 – 5/31/10	1,515,492
Capital loss carryforwards as of 11/30/09*	(169,506,375)
Other temporary differences	(3,840,057)
Unrealized depreciation of investments and foreign currencies	(22,740,025)
Net assets	$374,407,163

*The amount of this loss which can be utilized in subsequent years is subject to an annual limitation in accordance with the Internal Revenue Code due to the Fund merger with Lincoln Convertible Securities Fund in 2005.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax deferral of market discount and premium on debt instruments, mark-to-market of forward foreign currency contracts, tax treatment of partnership income, CDS contracts and contingent payment debt instruments.

The undistributed earnings for the Fund are estimated pending final notification of the tax character of distributions received from investments in REITs.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, market discount and premium on certain debt instruments and CDS contracts. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2010, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$(147,374)
Accumulated net realized loss	147,374

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at November 30, 2009 will expire as follows: $8,064,444 expires in 2010, $106,372,004 expires in 2016 and 55,069,927 expires in 2017.

For the six months ended May 31, 2010, the Fund had capital gains of $1,515,492, which may reduce the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	5/31/10	11/30/09
Shares sold:
Class A	1,243,354	3,288,030
Class B	14,719	80,130
Class C	690,978	1,258,467
Class R	47,889	84,027
Institutional Class	888,523	27,580

Shares issued upon reinvestment of dividends and distributions:
Class A	534,091	1,243,442
Class B	53,760	198,084
Class C	587,021	886,298
Class R	11,468	18,304
Institutional Class	11,285	18,886
	4,083,088	7,103,248

Shares repurchased:
Class A	(3,707,670)	(8,301,519)
Class B	(432,686)	(1,249,285)
Class C	(2,307,467)	(6,210,822)
Class R	(21,127)	(43,605)
Institutional Class	(102,016)	(112,221)
	(6,570,966)	(15,917,452)
Net decrease	(2,487,878)	(8,814,204)

For the six months ended May 31, 2010 and the year ended November 30, 2009, 45,768 Class B shares were converted to 45,720 Class A shares valued at $436,327 and 156,813 Class B shares were converted to 156,608 Class A shares valued at $1,205,448, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

Notes to financial statements
Delaware Dividend Income Fund

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Fund had no amounts outstanding as of May 31, 2010 or at any time during the period then ended.

8. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swap Contracts — The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/ receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

Notes to financial statements
Delaware Dividend Income Fund

8. Derivatives (continued)

During the six months ended May 31, 2010, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the six months ended May 31, 2010, the Fund did not enter into any CDS contracts as a seller of protection. At May 31, 2010, the aggregate unrealized depreciation of credit default swaps was $248,890. If a credit event had occurred for all swap transactions where collateral posting was required as of May 31, 2010, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have been received $9,000,000 less the value of the contracts’ related reference obligations.

CDS may involve greater risks than if the Fund had invested in the reference obligation directly. CDSs are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

Fair values of derivative instruments as of May 31, 2010 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net		Statement of Net
	Assets Location	Fair Value	Assets Location	Fair Value
Foreign exchange contracts
(Forward currency contracts)	Receivables and other assets net of liabilities	$—	Liabilities net of receivables and other assets	$(26,927)
Credit contracts
(Swaps)	Receivables and other assets net of liabilities	—	Liabilities net of receivables and other assets	(248,890)
Total		$—		$(275,817)

The effect of derivative instruments on the statements of operations for the six months ended May 31, 2010 was a follows:

		Realized Gain	Change in Unrealized
		or Loss on	Appreciation
		Derivatives	(Depreciation)
	Location of Gain or Loss on	Recognized in	on Derivatives
	Derivatives Recognized in Income	Income	Recognized in Income
Foreign exchange contracts
(Forward Currency Contracts)	Net realized loss on foreign currencies/net change in unrealized appreciation/depreciation of investments and foreign currencies	$(166,809)	$(26,927)
Credit contracts
(Swaps)	Net realized loss on swap contracts/net change in unrealized appreciation/depreciation of investments and foreign currencies	(2,297)	(248,890)
Total		$(169,106)	$(275,817)

Notes to financial statements
Delaware Dividend Income Fund

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Fund’s previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Fund will not make additional investments of cash collateral in the Liquidating Fund; the Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At May 31, 2010, the value of securities on loan was $40,641,019, for which the Fund received collateral, comprised of non-cash collateral valued at $428,460, and cash collateral of $41,373,274. At May 31, 2010, the value of invested collateral was $40,615,119. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral”.

10. Credit and Market Risk

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BBB or lower by S&P and/or Baa or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended May 31, 2010. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

Notes to financial statements
Delaware Dividend Income Fund

12. Sale of Delaware Investments to Macquarie Group

On August 18, 2009, Lincoln National Corporation (former parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreement between DMC and the Fund. On January 4, 2010, the new investment management agreement between DMC and the Fund that was approved by the shareholders became effective.

13. Subsequent Events

Management has determined no material events or transactions occurred subsequent to May 31, 2010 that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information
(Unaudited)
Delaware Dividend Income Fund

Proxy Results

At Joint Special Meetings of Shareholders of Delaware Group® Equity Funds V (the “Trust”), on behalf of Delaware Dividend Income Fund (the “Fund”), held on November 12, 2009 and reconvened on December 4, 2009 and March 16, 2010, the shareholders of the Fund voted to (i) elect a Board of Trustees for the Trust; and to (ii) approve a new investment advisory agreement between the Trust, on behalf of the Fund, and Delaware Management Company. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, John A. Fry, Anthony D. Knerr, Lucinda S. Landreth, Ann R. Leven, Thomas F. Madison, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

		% of	% of		% of	% of
		Outstanding	Shares		Outstanding	Shares
	Shares Voted For	Shares	Voted	Shares Withheld	Shares	Voted
Thomas L. Bennett	37,264,611.899	58.255	96.440	1,374,076.546	2.149	3.556
Patrick P. Coyne	37,249,306.218	58.232	96.404	1,389,382.227	2.172	3.596
John A. Fry	37,265,698.875	58.257	96.477	1,372,989.570	2.147	3.553
Anthony D. Knerr	37,079,372.299	57.966	95.964	1,559,316.146	2.438	4.036
Lucinda S. Landreth	37,235,460.590	58.210	96.368	1,403,227.855	2.194	3.632
Ann R. Leven	37,233,331.862	58.207	96.363	1,405,356.583	2.197	3.637
Thomas F. Madison	37,245,056.953	58.225	96.393	1,393,631.492	2.179	3.607
Janet L. Yeomans	37,245,703.155	58.226	96.395	1,392,985.290	2.178	3.605
J. Richard Zecher	37,083,400.494	57.972	95.975	1,555,287.951	2.432	4.025

2.	To approve a new investment advisory agreement between each Trust, on behalf of the respective Fund, and Delaware Management Company.

Delaware Dividend Income Fund
Shares Voted For	16,983,605.534
Percentage of Outstanding Shares	38.360%
Percentage of Shares Voted	67.214%
Shares Voted Against	536,958.680
Percentage of Outstanding Shares	1.213%
Percentage of Shares Voted	2.125%
Shares Abstained	666,309.249
Percentage of Outstanding Shares	1.505%
Percentage of Shares Voted	2.637%
Broker Non-Votes	7,081,161.133

Other Fund information
(Unaudited)
Delaware Dividend Income Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (“E&Y”) has resigned as the independent registered public accounting firm for Delaware Group® Equity Funds V (the “Fund”) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Fund, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLC (“PwC”) to serve as the independent registered public accounting firm for the Fund for the fiscal year ending November 30, 2010. During the fiscal years ended November 30, 2008 and November 30, 2009, E&Y’s audit reports on the financial statements of the Fund did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Fund and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Fund nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements.

About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall
College
Lancaster, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Dividend Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Dividend Income Fund and the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

Semiannual report Delaware Small Cap Value Fund May 31, 2010 Value equity mutual fund
This semiannual report is for the information of Delaware Small Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Small Cap Value Fund.

The figures in the semiannual report for Delaware Small Cap Value Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Delaware Small Cap Value Fund prospectus contains this and other important information about the Fund. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Small Cap Value Fund at www.delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions
On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Fund’s prospectus and any supplements thereto for more complete information.

Investments in Delaware Small Cap Value Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Sector allocation and top 10 holdings	3
Statement of net assets	4
Statement of operations	10
Statements of changes in net assets	12
Financial highlights	14
Notes to financial statements	24
Other Fund information	34
About the organization	36

Unless otherwise noted, views expressed herein are current as of May 31, 2010, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period December 1, 2009 to May 31, 2010

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2009 to May 31, 2010.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Small Cap Value Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/09	5/31/10	Expense Ratio	12/1/09 to 5/31/10*
Actual Fund return
Class A	$1,000.00	$1,161.20	1.45%	$7.81
Class B	1,000.00	1,157.10	2.20%	11.83
Class C	1,000.00	1,157.20	2.20%	11.83
Class R	1,000.00	1,159.60	1.70%	9.15
Institutional Class	1,000.00	1,162.80	1.20%	6.47
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.70	1.45%	$7.29
Class B	1,000.00	1,013.96	2.20%	11.05
Class C	1,000.00	1,013.96	2.20%	11.05
Class R	1,000.00	1,016.45	1.70%	8.55
Institutional Class	1,000.00	1,018.95	1.20%	6.04

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2

Sector allocation and top 10 holdings
Delaware Small Cap Value Fund	As of May 31, 2010

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Sector	Percentage of net assets
Common Stock	97.95%
Basic Industry	11.25%
Business Services	1.79%
Capital Spending	9.64%
Consumer Cyclical	2.06%
Consumer Services	13.13%
Consumer Staples	4.22%
Energy	7.50%
Financial Services	21.99%
Health Care	4.69%
Real Estate	3.88%
Technology	12.23%
Transportation	3.12%
Utilities	2.45%
Discount Note	2.28%
Securities Lending Collateral	17.23%
Total Value of Securities	117.46%
Obligation to Return Securities Lending Collateral	(17.34%)
Liabilities Net of Receivables and Other Assets	(0.12%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 holdings	Percentage of net assets
Whiting Petroleum	2.88%
Cirrus Logic	2.63%
Platinum Underwriters Holdings	2.31%
Del Monte Foods	2.25%
FMC	2.23%
Walter Energy	2.22%
Newfield Exploration	2.20%
Albemarle	2.20%
Cytec Industries	2.01%
East West Bancorp	1.89%

3

Statement of net assets
Delaware Small Cap Value Fund	May 31, 2010 (Unaudited)

		Number of shares	Value
Common Stock – 97.95%
Basic Industry – 11.25%
*	Albemarle	181,700	$7,824,002
†	Crown Holdings	223,900	5,263,889
	Cytec Industries	167,400	7,153,002
*	FMC	131,100	7,938,121
	Glatfelter	135,000	1,566,000
*	Kaiser Aluminum	59,200	2,215,856
†	Thompson Creek Metals	273,000	2,689,050
	Valspar	173,300	5,436,421
			40,086,341
Business Services – 1.79%
	Brink’s	101,500	2,301,005
†	United Stationers	52,359	3,058,813
	Viad	43,800	1,014,408
			6,374,226
Capital Spending – 9.64%
*	Actuant Class A	225,000	4,549,500
†	Altra Holdings	116,800	1,457,664
†	Chicago Bridge & Iron	180,700	3,590,509
*	Gardner Denver	126,300	5,751,702
@	Insteel Industries	135,600	1,719,408
*	Mueller Water Products Class A	371,788	1,609,842
*	Regal Beloit	87,400	5,269,346
*	Wabtec	57,000	2,470,950
*	Walter Energy	99,700	7,909,201
			34,328,122
Consumer Cyclical – 2.06%
*†	Autoliv	46,700	2,218,250
	Knoll	34,500	510,255
*	MDC Holdings	147,300	4,622,274
			7,350,779
Consumer Services – 13.13%
	bebe Stores	152,700	1,045,995
*	Brinker International	123,900	2,202,942
	Cato Class A	155,300	3,685,269
*†	CEC Entertainment	82,900	3,352,476
†	Children’s Place Retail Stores	78,000	3,676,140
†	Collective Brands	99,500	2,226,810

4

		Number of shares	Value
Common Stock (continued)
Consumer Services (continued)
	Finish Line Class A	138,400	$2,304,360
†	Genesco	120,400	3,746,848
*†	Jack in the Box	146,700	3,291,948
	Men’s Wearhouse	124,600	2,708,804
*	Meredith	118,200	3,970,338
*†	Movado Group	155,500	1,909,540
	PETsMART	126,800	4,027,168
	Stage Stores	195,700	2,773,069
†	Warnaco Group	82,800	3,526,452
*	Wolverine World Wide	81,550	2,340,485
			46,788,644
Consumer Staples – 4.22%
*	Del Monte Foods	549,700	8,014,626
	Herbalife	106,200	4,803,426
*	Schweitzer-Mauduit International	39,800	2,196,960
			15,015,012
Energy – 7.50%
*†	Forest Oil	130,700	3,481,848
*†	Newfield Exploration	150,600	7,840,236
*	Southwest Gas	172,900	5,121,298
†	Whiting Petroleum	122,600	10,262,846
			26,706,228
Financial Services – 21.99%
	Bank of Hawaii	126,100	6,056,583
	Berkley (W.R.)	101,900	2,777,794
	Boston Private Financial Holdings	304,900	2,231,868
	Community Bank System	135,000	3,084,750
	CVB Financial	138,000	1,370,340
	East West Bancorp	396,023	6,732,391
	First Financial Bancorp	163,100	2,592,475
	First Midwest Bancorp	161,700	2,242,779
	Hancock Holding	134,900	5,157,227
@	Harleysville Group	159,400	5,201,222
@	Independent Bank	167,600	4,059,272
@	Infinity Property & Casualty	131,500	6,154,200
@	NBT Bancorp	229,900	5,046,305
	Platinum Underwriters Holdings	223,300	8,219,672

5

Statement of net assets
Delaware Small Cap Value Fund

		Number of shares	Value
Common Stock (continued)
Financial Services (continued)
	S&T Bancorp	76,300	$1,645,791
@	Selective Insurance Group	343,000	5,350,800
*	StanCorp Financial Group	54,500	2,332,055
	Sterling Bancshares	569,100	3,044,685
	Univest Corporation of Pennsylvania	30,100	579,726
	Validus Holdings	112,384	2,760,151
@	Wesbanco	88,700	1,669,334
			78,309,420
Health Care – 4.69%
*†	Alliance HealthCare Services	179,100	995,796
*	Cooper	77,800	2,867,708
*	Owens & Minor	105,000	3,136,350
*	Service Corporation International	575,400	4,913,916
*	Universal Health Services Class B	113,200	4,797,416
			16,711,186
Real Estate – 3.88%
*	Brandywine Realty Trust	252,937	2,931,540
*	Education Realty Trust	203,400	1,293,624
*	Government Properties Income Trust	89,800	2,390,476
	Highwoods Properties	111,300	3,278,898
	Washington Real Estate Investment Trust	134,100	3,939,858
			13,834,396
Technology – 12.23%
†	Brocade Communications Systems	282,100	1,537,445
*†	Checkpoint Systems	166,600	3,317,006
*†	Cirrus Logic	659,500	9,374,793
*†	Compuware	399,600	3,272,724
*†	Electronics for Imaging	152,300	1,696,622
*†	ON Semiconductor	287,000	2,097,970
*†	Parametric Technology	302,500	4,985,200
@†	Premiere Global Services	291,850	2,328,963
*@	QAD	218,000	1,044,220
*†	Synopsys	291,500	6,243,930
*†	Tech Data	80,800	3,284,520
*†	Vishay Intertechnology	483,000	4,371,150
			43,554,543

6

	Number of shares	Value
Common Stock (continued)
Transportation – 3.12%
* Alexander & Baldwin	168,700	$5,430,453
*† Kirby	101,100	3,986,373
† Saia	113,800	1,703,586
		11,120,412
Utilities – 2.45%
* Black Hills	75,200	2,157,488
† El Paso Electric	259,000	5,133,380
* Otter Tail	72,500	1,434,775
		8,725,643
Total Common Stock (cost $291,502,849)		348,904,952

	Principal amount
≠Discount Note – 2.28%
Federal Home Loan Bank 0.06% 6/1/10	$8,113,060	8,113,060
Total Discount Note (cost $8,113,060)		8,113,060

Total Value of Securities Before Securities
Lending Collateral – 100.23% (cost $299,615,909)		357,018,012

	Number of shares
Securities Lending Collateral** – 17.23%
Mellon GSL DBT II Collateral Fund	58,483,901	58,483,901
BNY Mellon SL DBT II Liquidating Fund	2,892,659	2,858,526
@† Mellon GSL Reinvestment Trust II	392,139	16,666
Total Securities Lending Collateral (cost $61,768,699)		61,359,093

Total Value of Securities – 117.46%
(cost $361,384,608)		418,377,105 ©
Obligation to Return Securities
Lending Collateral** – (17.34%)		(61,768,699)
Liabilities Net of Receivables and
Other Assets – (0.12%)		(428,203)
Net Assets Applicable to 11,374,063
Shares Outstanding – 100.00%		$356,180,203

7

Statement of net assets
Delaware Small Cap Value Fund

Net Asset Value – Delaware Small Cap Value Fund
Class A ($252,281,311 / 7,897,102 Shares)	$31.95
Net Asset Value – Delaware Small Cap Value Fund
Class B ($16,413,160 / 577,354 Shares)	$28.43
Net Asset Value – Delaware Small Cap Value Fund
Class C ($45,666,113 / 1,607,101 Shares)	$28.42
Net Asset Value – Delaware Small Cap Value Fund
Class R ($18,243,987 / 581,249 Shares)	$31.39
Net Asset Value – Delaware Small Cap Value Fund
Institutional Class ($23,575,632 / 711,257 Shares)	$33.15

Components of Net Assets at May 31, 2010:
Shares of beneficial interest (unlimited authorization – no par)	$300,416,618
Accumulated net realized loss on investments	(1,228,912)
Net unrealized appreciation of investments	56,992,497
Total net assets	$356,180,203

@	Illiquid security. At May 31, 2010, the aggregate amount of illiquid securities was $32,590,390, which represented 9.15% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
*	Fully or partially on loan.
**	See Note 8 in “Notes to financial statements.”
©	Includes $59,677,150 of securities loaned.
†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.

8

Net Asset Value and Offering Price Per Share –
Delaware Small Cap Value Fund
Net asset value Class A (A)	$31.95
Sales charge (5.75% of offering price) (B)	1.95
Offering Price	$33.90

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

9

Statement of operations
Delaware Small Cap Value Fund	Six Months Ended May 31, 2010 (Unaudited)

Investment Income:
Dividends	$2,343,274
Interest	1,687
Securities lending income	28,859	$2,373,820

Expenses:
Management fees	1,329,955
Distribution expenses – Class A	381,667
Distribution expenses – Class B	86,203
Distribution expenses – Class C	235,338
Distribution expenses – Class R	53,036
Dividend disbursing and transfer agent fees and expenses	620,145
Accounting and administration expenses	70,521
Registration fees	37,576
Reports and statements to shareholders	34,381
Legal fees	20,155
Dues and services	15,654
Audit and tax	14,615
Trustees’ fees	11,580
Insurance fees	6,074
Custodian fees	3,027
Consulting fees	1,724
Pricing fees	1,519
Trustees’ expenses	950	2,924,120
Less fees waived		(45,610)
Less waived distribution expenses – Class A		(63,755)
Less waived distribution expenses – Class R		(8,834)
Total operating expenses		2,805,921
Net Investment Loss		(432,101)

Net Realized and Unrealized Gain on Investments:
Net realized gain on Investments		13,495,913
Net change in unrealized appreciation/depreciation of investments		37,888,983
Net Realized and Unrealized Gain on Investments		51,384,896

Net Increase in Net Assets Resulting from Operations		$50,952,795

See accompanying notes

10

Statements of changes in net assets
Delaware Small Cap Value Fund

	Six Months	Year
	Ended	Ended
	5/31/10	11/30/09
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(432,101)	$337,317
Net realized gain (loss) on investments	13,495,913	(14,057,488)
Net change in unrealized
appreciation/depreciation of investments	37,888,983	89,703,069
Net increase in net assets resulting from operations	50,952,795	75,982,898

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(143,912)	(565,105)
Institutional Class	(42,552)	(83,885)
	(186,464)	(648,990)
Capital Share Transactions:
Proceeds from shares sold:
Class A	23,828,853	33,966,564
Class B	165,159	312,567
Class C	1,976,884	3,420,315
Class R	3,995,729	5,800,215
Institutional Class	12,594,997	5,657,163

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	135,343	531,579
Institutional Class	42,441	83,443
	42,739,406	49,771,846

12

	Six Months	Year
	Ended	Ended
	5/31/10	11/30/09
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(41,788,463)	$(61,137,820)
Class B	(3,883,540)	(8,925,026)
Class C	(7,717,713)	(13,209,767)
Class R	(4,206,605)	(6,254,696)
Institutional Class	(7,025,664)	(6,566,062)
	(64,621,985)	(96,093,371)
Decrease in net assets derived from capital share transactions	(21,882,579)	(46,321,525)
Net Increase in Net Assets	28,883,752	29,012,383

Net Assets:
Beginning of period	327,296,451	298,284,068
End of period (including undistributed net investment
income of $- and $147,155, respectively)	$356,180,203	$327,296,451

See accompanying notes

13

Financial highlights
Delaware Small Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

14

Six Months Ended	Year Ended
5/31/101	11/30/09	11/30/08	11/30/07	11/30/06	11/30/05
(Unaudited)
$27.530	$21.340	$36.000	$41.970	$39.110	$39.640

(0.017)	0.059	0.072	(0.050)	(0.047)	(0.075)
4.454	6.191	(11.314)	(2.647)	5.960	4.170
4.437	6.250	(11.242)	(2.697)	5.913	4.095

(0.017)	(0.060)	—	—	—	—
—	—	(3.418)	(3.273)	(3.053)	(4.625)
(0.017)	(0.060)	(3.418)	(3.273)	(3.053)	(4.625)

$31.950	$27.530	$21.340	$36.000	$41.970	$39.110

16.12%	29.01%	(34.55% )	(6.90% )	16.26%	11.42%

$252,281	$233,317	$205,439	$389,129	$493,193	$409,567
1.45%	1.43%	1.44%	1.37%	1.41%	1.44%

1.52%	1.62%	1.52%	1.42%	1.44%	1.44%
(0.11% )	0.27%	0.25%	(0.12% )	(0.12% )	(0.20% )

(0.18% )	0.08%	0.17%	(0.17% )	(0.15% )	(0.20% )
5%	19%	13%	23%	36%	33%

15

Financial highlights
Delaware Small Cap Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

16

Six Months Ended	Year Ended
5/31/101	11/30/09		11/30/08	11/30/07	11/30/06	11/30/05
(Unaudited)
$24.570	$19.130		$32.860	$38.860	$36.690	$37.690

(0.115)	(0.088)		(0.127)	(0.314)	(0.306)	(0.311)
3.975	5.528		(10.185)	(2.413)	5.529	3.936
3.860	5.440		(10.312)	(2.727)	5.223	3.625

—	—		(3.418)	(3.273)	(3.053)	(4.625)
—	—		(3.418)	(3.273)	(3.053)	(4.625)

$28.430	$24.570		$19.130	$32.860	$38.860	$36.690

15.71%	28.44%		(35.08% )	(7.59% )	15.38%	10.68%

$16,413	$17,532		$21,825	$54,684	$94,495	$110,684
2.20%	2.18%		2.19%	2.12%	2.14%	2.14%

2.22%	2.32%		2.22%	2.12%	2.14%	2.14%
(0.86% )	(0.48%	)	(0.50% )	(0.87% )	(0.85% )	(0.90% )

(0.88% )	(0.62%	)	(0.53% )	(0.87% )	(0.85% )	(0.90% )
5%	19%		13%	23%	36%	33%

17

Financial highlights
Delaware Small Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

18

Six Months Ended	Year Ended
5/31/101	11/30/09		11/30/08	11/30/07	11/30/06	11/30/05
(Unaudited)
$24.560	$19.120		$32.850	$38.840	$36.670	$37.680

(0.116)	(0.090)		(0.126)	(0.314)	(0.306)	(0.313)
3.976	5.530		(10.186)	(2.403)	5.529	3.928
3.860	5.440		(10.312)	(2.717)	5.223	3.615

—	—		(3.418)	(3.273)	(3.053)	(4.625)
—	—		(3.418)	(3.273)	(3.053)	(4.625)

$28.420	$24.560		$19.120	$32.850	$38.840	$36.670

15.72%	28.45%		(35.05% )	(7.56% )	15.39%	10.65%

$45,666	$44,564		$44,339	$97,428	$145,385	$119,968
2.20%	2.18%		2.19%	2.12%	2.14%	2.14%

2.22%	2.32%		2.22%	2.12%	2.14%	2.14%
(0.86% )	(0.48%	)	(0.50% )	(0.87% )	(0.85% )	(0.90% )

(0.88% )	(0.62%	)	(0.53% )	(0.87% )	(0.85% )	(0.90% )
5%	19%		13%	23%	36%	33%

19

Financial highlights
Delaware Small Cap Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

20

Six Months Ended	Year Ended
5/31/101	11/30/09		11/30/08	11/30/07	11/30/06	11/30/05
(Unaudited)
$27.070	$20.970		$35.530	$41.550	$38.840	$39.480

(0.055)	0.003		(0.002)	(0.146)	(0.138)	(0.169)
4.375	6.097		(11.140)	(2.601)	5.901	4.154
4.320	6.100		(11.142)	(2.747)	5.763	3.985

—	—		(3.418)	(3.273)	(3.053)	(4.625)
—	—		(3.418)	(3.273)	(3.053)	(4.625)

$31.390	$27.070		$20.970	$35.530	$41.550	$38.840

15.96%	29.09%		(34.74% )	(7.11% )	15.97%	11.15%

$18,244	$15,971		$12,761	$21,126	$20,564	$10,574
1.70%	1.68%		1.69%	1.62%	1.64%	1.70%

1.82%	1.92%		1.82%	1.72%	1.74%	1.74%
(0.36% )	0.02%		—	(0.37% )	(0.35% )	(0.46% )

(0.48% )	(0.22%	)	(0.13% )	(0.47% )	(0.45% )	(0.50% )
5%	19%		13%	23%	36%	33%

21

Financial highlights
Delaware Small Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

22

Six Months Ended	Year Ended
5/31/101	11/30/09	11/30/08	11/30/07	11/30/06	11/30/05
(Unaudited)
$28.580	$22.170	$37.190	$43.140	$40.020	$40.350

0.021	0.116	0.148	0.049	0.058	0.036
4.625	6.427	(11.750)	(2.726)	6.115	4.259
4.646	6.543	(11.602)	(2.677)	6.173	4.295

(0.076)	(0.133)	—	—	—	—
—	—	(3.418)	(3.273)	(3.053)	(4.625)
(0.076)	(0.133)	(3.418)	(3.273)	(3.053)	(4.625)

$33.150	$28.580	$22.170	$37.190	$43.140	$40.020

16.28%	29.28%	(34.38% )	(6.65% )	16.56%	11.77%

$23,576	$15,912	$13,920	$26,308	$37,033	$30,918
1.20%	1.18%	1.19%	1.12%	1.14%	1.14%

1.22%	1.32%	1.22%	1.12%	1.14%	1.14%
0.14%	0.52%	0.50%	0.13%	0.15%	0.10%

0.12%	0.38%	0.47%	0.13%	0.15%	0.10%
5%	19%	13%	23%	36%	33%

23

Notes to financial statements
Delaware Small Cap Value Fund	May 31, 2010 (Unaudited)

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund, Delaware Small-Cap Core Fund, and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended and offers Class A, Class B, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

24

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2006 – November 30, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At May 31, 2010, the Fund held no investments in repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

25

Notes to financial statements
Delaware Small Cap Value Fund

1. Significant Accounting Policies (continued)

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebate for the six months ended May 31, 2010.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended May 31, 2010.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on the average daily net assets in excess $2.5 billion.

Effective March 30, 2010, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan and certain other expenses) do not exceed 1.20% of average daily net assets of the Fund through March 30, 2011. Prior to March 30, 2010, this expense limitation was voluntary. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended May 31, 2010, the Fund was charged $8,866 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay

26

no distribution and service expenses. DDLP has contracted to waive distribution and service fees through March 30, 2011 in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

At May 31, 2010, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$229,638
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	37,509
Distribution fees payable to DDLP	117,776
Other expenses payable to DMC and affiliates*	49,573

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2010, the Fund was charged $ 3,991 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended May 31, 2010, DDLP earned $37,511 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2010, DDLP received gross CDSC commissions of $-, $8,518 and $3,416 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2010, the Fund made purchases of $9,126,281 and sales of $36,595,796 of investment securities other than short-term investments.

At May 31, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2010, the cost of investments was $361,493,721. At May 31, 2010, the net unrealized appreciation was $56,883,384, of which $91,874,648 related to unrealized appreciation of investments and $34,991,264 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market

27

Notes to financial statements
Delaware Small Cap Value Fund

3. Investments (continued)

participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$348,904,952	$—	$—	$348,904,952
Short-Term Investments	—	8,113,060	—	8,113,060
Securities Lending Collateral	58,483,901	2,858,526	16,666	61,359,093
Total	$407,388,853	$10,971,586	$16,666	$418,377,105

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

				Securities
	Total	Common	Corporate	Lending
	Fund	Stock	Debt	Collateral
Balance as of 11/30/09	$4,669,302	$1,599,064	$3,053,572	$16,666
Purchase	1,892,000	1,892,000	—	—
Sales	(4,774,784)	(2,882,784)	(1,892,000)	—
Net change in unrealized
appreciation/depreciation	(1,769,852)	(608,280)	(1,161,572)	—
Balance as of 5/31/10	$16,666	$—	$—	$16,666

Net change in unrealized appreciation/
depreciation from investments still
held as of 5/31/10	$16,666	$—	$—	$16,666

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending November 30, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

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4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2010 and the year ended November 30, 2009 was as follows:

	Six Months	Year
	Ended	Ended
	5/31/10*	11/30/09
Ordinary income	$186,464	$648,990

*Tax information for the period ended May 31, 2010 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$300,416,618
Realized gains 12/1/09 – 5/31/10	13,495,913
Capital loss carryforwards as of 11/30/09	(14,615,712)
Unrealized appreciation of investments	56,883,384
Net assets	$356,180,203

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2010, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Paid-in capital	$(471,410)
Undistributed net investment income	471,410

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at November 30, 2009 will expire as follows: $297,876 expires in 2016 and $14,317,836 expires in 2017.

For the six months ended May 31, 2010, the Fund had capital gains of $13,495,913, which may reduce the capital loss carryforwards.

29

Notes to financial statements
Delaware Small Cap Value Fund

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	5/31/10	11/30/09
Shares sold:
Class A	742,547	1,527,883
Class B	5,853	15,520
Class C	71,761	166,728
Class R	128,150	261,081
Institutional Class	373,216	224,300

Shares issued upon reinvestment of dividends and distributions:
Class A	11,296	25,029
Institutional Class	1,388	3,795
	1,334,211	2,224,336
Shares repurchased:
Class A	(1,332,184)	(2,704,685)
Class B	(141,916)	(442,843)
Class C	(278,902)	(671,019)
Class R	(137,012)	(279,423)
Institutional Class	(220,091)	(299,069)
	(2,110,105)	(4,397,039)
Net decrease	(775,894)	(2,172,703)

For the six months ended May 31, 2010 and year ended November 30, 2009, 81,358 Class B shares were converted to 72,562 Class A shares valued at $2,207,541 and 184,080 Class B shares were converted to 164,901 Class A shares valued at $3,863,811, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Fund had no amounts outstanding as of May 31, 2010, or at any time during the period then ended.

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8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Fund’s previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund will not make additional investments of cash collateral in the Liquidating Fund; the Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans

31

Notes to financial statements
Delaware Small Cap Value Fund

8. Securities Lending (continued)

collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At May 31, 2010, the value of the securities on loan was $59,677,150, for which cash collateral was received and invested in accordance with the Lending Agreement. At May 31, 2010, the value of invested collateral was $61,359,093. Such investments are presented on the statement of net assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Sale of Delaware Investments to Macquarie Group

On August 18, 2009, Lincoln National Corporation (former parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

32

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreement between DMC and the Fund. On January 4, 2010, the new investment management agreement between DMC and the Fund that was approved by the shareholders became effective.

12. Subsequent Events

Management has determined no material events or transactions occurred subsequent to May 31, 2010 that would require recognition or disclosure in the Fund’s financial statements.

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Other Fund information
(Unaudited)
Delaware Small Cap Value Fund

Proxy Results

At Joint Special Meetings of Shareholders of Delaware Group® Equity Funds V (the “Trust”), on behalf of Delaware Small Cap Value Fund (the “Fund”), held on November 12, 2009 and reconvened on December 4, 2009 and March 16, 2010, the shareholders of the Fund voted to (i) elect a Board of Trustees for the Trust; and to (ii) approve a new investment advisory agreement between the Trust, on behalf of the Fund, and Delaware Management Company. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, John A. Fry, Anthony D. Knerr, Lucinda S. Landreth, Ann R. Leven, Thomas F. Madison, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1.	To elect a Board of Trustees for the Trust.

		% of	% of		% of	% of
		Outstanding	Shares		Outstanding	Shares
	Shares Voted For	Shares	Voted	Shares Withheld	Shares	Voted
Thomas L. Bennett	37,264,611.899	58.255	96.440	1,374,076.546	2.149	3.556
Patrick P. Coyne	37,249,306.218	58.232	96.404	1,389,382.227	2.172	3.596
John A. Fry	37,265,698.875	58.257	96.477	1,372,989.570	2.147	3.553
Anthony D. Knerr	37,079,372.299	57.966	95.964	1,559,316.146	2.438	4.036
Lucinda S. Landreth	37,235,460.590	58.210	96.368	1,403,227.855	2.194	3.632
Ann R. Leven	37,233,331.862	58.207	96.363	1,405,356.583	2.197	3.637
Thomas F. Madison	37,245,056.953	58.225	96.393	1,393,631.492	2.179	3.607
Janet L. Yeomans	37,245,703.155	58.226	96.395	1,392,985.290	2.178	3.605
J. Richard Zecher	37,083,400.494	57.972	95.975	1,555,287.951	2.432	4.025

2.	To approve a new investment advisory agreement between each Trust, on behalf of the respective Fund, and Delaware Management Company.

Delaware Small Cap Value Fund
Shares Voted For	5,948,926.818
Percentage of Outstanding Shares	47.564%
Percentage of Shares Voted	67.081%
Shares Voted Against	187,945.047
Percentage of Outstanding Shares	1.503%
Percentage of Shares Voted	2.119%
Shares Abstained	164,730.841
Percentage of Outstanding Shares	1.317%
Percentage of Shares Voted	1.858%
Broker Non-Votes	2,566,696.990

34

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (“E&Y”) has resigned as the independent registered public accounting firm for Delaware Group® Equity Funds V (the “Fund”) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Fund, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLC (“PwC”) to serve as the independent registered public accounting firm for the Fund for the fiscal year ending November 30, 2010. During the fiscal years ended November 30, 2009 and 2008, E&Y’s audit reports on the financial statements of the Fund did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Fund and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Fund nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements.

35

About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall
College
Lancaster, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Small Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Small Cap Value Fund and the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

36

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Equity Funds V

/S/PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 3, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 3, 2010

/S/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 3, 2010